UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Institutional Money Market Funds:

Government Portfolio

June 30, 2008

1.803298.104

GVP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 59.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 12.7%
7/1/08 to 10/16/08	2.10 to 5.04% (b)	$ 2,948,000	$ 2,942,663
Federal Home Loan Bank - 28.6%
7/1/08 to 6/19/09	2.16 to 3.04 (b)	6,665,323	6,661,481
Freddie Mac - 17.9%
7/5/08 to 6/5/09	2.13 to 5.04 (b)	4,179,522	4,171,441
TOTAL FEDERAL AGENCIES			13,775,585
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills - 0.1%
7/17/08	1.10	24,190	24,178
Repurchase Agreements - 41.8%
	Maturity Amount (000s)
In a joint trading account at:
2.58% dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) #	$ 101,171	101,164
3.17% dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) #	9,085,183	9,084,383
With:
ING Financial Markets LLC At 2.2%, dated 6/6/08 due 7/2/08 (Collateralized by U.S. Government Obligations valued at $363,734,758, 2.92% - 6.95%, 11/15/16 - 10/1/37)	355,564	355,000
UBS Warburg LLC At 4.83%, dated 9/10/07 due 9/4/08 (Collateralized by U.S. Government Obligations valued at $179,867,491, 4% - 8.5%, 1/15/09 - 2/15/32)	$ 176,114	$ 168,000
TOTAL REPURCHASE AGREEMENTS		9,708,547
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $23,508,310)	23,508,310
NET OTHER ASSETS - (1.1)%	(265,647)
NET ASSETS - 100%	$ 23,242,663
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$101,164,000 due 7/01/08 at 2.58%
BNP Paribas Securities Corp.	$ 48,173
Banc of America Securities LLC	16,861
Barclays Capital, Inc.	36,130
$ 101,164
$9,084,383,000 due 7/01/08 at 3.17%
BNP Paribas Securities Corp.	$ 76,183
Barclays Capital, Inc.	628,019
ING Financial Markets LLC	3,047,338
J.P. Morgan Securities, Inc.	3,809,174
RBC Capital Markets Corp.	380,917
UBS Securities LLC	1,142,752
$ 9,084,383
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,508,310	$ -	$ 23,508,310	$ -
Income Tax Information
At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $23,508,310,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Institutional Money Market Funds:

Money Market Portfolio

June 30, 2008

1.803300.104
MMP-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 28.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 8.6%
Banco Santander SA
7/15/08	4.18%	$ 192,000	$ 192,001
Barclays Bank PLC
12/29/08	3.20	220,000	220,000
Calyon
10/1/08 to 12/18/08	2.98 to 3.30	442,000	442,000
Credit Agricole SA
11/3/08 to 1/28/09	2.82 to 3.10	619,000	619,000
Credit Industriel et Commercial
7/17/08 to 9/30/08	2.95 to 3.12	844,000	844,000
HSBC Bank PLC
9/25/08	2.80	221,000	221,003
Intesa Sanpaolo SpA
7/9/08	3.50	18,000	18,004
Landesbank Hessen-Thuringen
8/11/08 to 8/12/08	2.91 to 2.95	476,000	476,000
National Australia Bank Ltd.
12/29/08	3.16	157,000	157,000
Societe Generale
7/7/08 to 9/5/08	2.82 to 4.60	322,000	322,000
UniCredit SpA
8/19/08 to 9/19/08	3.00 to 3.15	546,000	546,000
			4,057,008
New York Branch, Yankee Dollar, Foreign Banks - 20.1%
Abbey National Treasury Services PLC
8/19/08	2.92 (c)	56,000	56,000
Banco Bilbao Vizcaya Argentaria SA
7/7/08 to 10/30/08	2.48 to 3.00	610,000	610,001
Banco Santander SA
10/20/08 to 10/22/08	2.75 to 3.06	400,000	400,000
Bank of Montreal
7/23/08	3.03 (c)	211,000	211,000
Bank of Scotland PLC
7/3/08 to 9/26/08	2.64 to 3.02 (c)	1,393,000	1,393,000
Barclays Bank PLC
7/18/08 to 12/17/08	2.71 to 3.32	985,000	985,000
BNP Paribas SA
10/2/08 to 4/23/09	2.65 to 3.05	478,000	478,000
Canadian Imperial Bank of Commerce
7/1/08 to 8/22/08	2.49 to 2.90 (c)	420,000	420,000
Credit Suisse First Boston
7/28/08	3.00 (c)	300,000	300,000
Deutsche Bank AG
7/7/08 to 9/3/08	2.75 to 2.92 (c)	1,153,000	1,153,000
Intesa Sanpaolo SpA
8/1/08 to 11/24/08	2.80 to 3.00 (c)	234,000	234,000
Intesa Sanpaolo SpA New York Branch
7/14/08 to 7/19/08	2.98 to 3.01 (c)	600,000	600,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Landesbank Hessen-Thuringen
7/30/08	3.10%	$ 225,000	$ 225,000
Natixis SA
7/28/08	3.10	396,000	396,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	223,000	223,000
Royal Bank of Canada
9/26/08	2.80	157,000	157,004
Royal Bank of Scotland PLC
11/17/08 to 12/17/08	2.95 to 3.25	725,000	725,000
San Paolo IMI SpA
4/21/09	3.15	160,000	160,000
Societe Generale
7/24/08 to 12/17/08	3.07 to 3.28	406,000	406,000
Sumitomo Mitsui Banking Corp.
7/8/08 to 7/9/08	2.52	250,000	250,000
UniCredit SpA
10/1/08	2.75	158,000	158,002
			9,540,007
TOTAL CERTIFICATES OF DEPOSIT			13,597,015
Commercial Paper - 14.1%

Banco Espirito Santo
7/17/08	2.98	71,000	70,907
Dakota Notes (Citibank Credit Card Issuance Trust)
7/1/08 to 8/29/08	2.84 to 3.22	404,000	402,927
Danske Corp.
7/9/08	2.51	311,000	310,827
Edison Asset Securitization LLC
9/4/08	2.79	82,000	81,593
Emerald Notes (BA Credit Card Trust)
7/7/08 to 8/21/08	3.04 to 3.12	361,000	359,611
General Electric Capital Corp.
9/2/08	2.73	41,000	40,807
International Lease Financial Corp.
7/17/08 to 7/25/08	2.69 to 3.01	290,000	289,511
Intesa Funding LLC
12/3/08	3.00	145,000	143,155
JPMorgan Chase & Co.
8/4/08 to 12/4/08	2.74 to 2.92	350,000	347,361
Kitty Hawk Funding Corp.
7/2/08 to 7/25/08	2.46 to 2.59	138,000	137,898
Natexis Banques Populaires US Finance Co. LLC
7/2/08 to 8/29/08	2.53 to 2.74	421,000	419,843
Nationwide Building Society
7/8/08 to 9/17/08	2.62 to 2.92	425,000	424,197
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Palisades Notes (Citibank Omni Master Trust)
7/14/08 to 8/5/08	2.87 to 2.96%	$ 261,000	$ 260,604
Santander Finance, Inc.
9/24/08	2.49	260,000	258,490
Sheffield Receivables Corp.
7/1/08 to 8/19/08	2.50 to 2.79	479,500	478,647
Societe Generale North America, Inc.
7/7/08 to 11/13/08	2.50 to 3.07	1,404,000	1,399,292
Thames Asset Global Securities No. 1, Inc.
7/3/08 to 9/12/08	2.56 to 2.82	815,846	813,668
UniCredito Italiano Bank (Ireland) PLC
7/24/08 to 7/29/08	3.10 to 3.12	318,000	317,304
Variable Funding Capital Co. LLC
9/12/08	2.78	123,000	122,312
TOTAL COMMERCIAL PAPER			6,678,954
Federal Agencies - 1.1%

Freddie Mac - 1.1%
7/18/08 to 7/21/08	2.45 to 2.46 (c)	530,000	529,976
U.S. Treasury Obligations - 0.6%

U.S. Treasury Bills - 0.6%
10/16/08 to 11/28/08	1.39 to 1.94	300,393	298,554
Bank Notes - 0.0%

M&I Marshall & Ilsley Bank
7/15/08	2.48 (c)	15,000	15,000
Master Notes - 2.0%

Asset Funding Co. III LLC
7/7/08 to 7/14/08	2.51 to 2.91 (c)(d)	574,000	574,000
Goldman Sachs Group, Inc.
7/15/08	3.19 (d)	281,000	281,000
Lehman Brothers Holdings, Inc.
7/1/08 to 7/11/08	2.56 to 2.65 (c)(d)	109,000	109,000
TOTAL MASTER NOTES			964,000
Medium-Term Notes - 29.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)

AIG Matched Funding Corp.
7/1/08 to 7/21/08	2.51 to 2.83% (b)(c)	$ 457,000	$ 457,000
Allstate Life Global Funding Trusts
9/22/08	3.05 (c)	81,000	81,000
American Honda Finance Corp.
8/5/08 to 9/18/08	2.91 to 2.94 (b)(c)	170,000	170,000
AT&T, Inc.
12/5/08	3.14 (b)(c)	446,000	446,000
Australia & New Zealand Banking Group Ltd.
7/23/08 to 9/2/08	2.51 to 2.89 (b)(c)	373,000	373,000
Banco Santander Totta SA
7/16/08	2.48 (b)(c)	190,000	190,000
Banesto SA
7/18/08	2.73 (b)(c)	162,000	162,000
Bank of America NA
7/3/08 to 8/11/08	2.72 to 3.21 (c)	812,000	811,998
Bank of Montreal
7/7/08	2.95 (b)(c)	180,000	180,000
Banque Federative du Credit Mutuel
7/14/08	2.49 (b)(c)	143,000	143,000
Bayerische Landesbank Girozentrale
7/15/08 to 8/19/08	2.75 to 2.76 (c)	270,000	270,000
BMW U.S. Capital LLC
7/15/08	2.51 (c)	7,000	7,000
BNP Paribas SA
7/3/08 to 8/13/08	2.40 to 2.90 (c)	325,000	324,993
BP Capital Markets PLC
9/11/08	2.79 (c)	171,000	171,000
Caja de Ahorros y Pensiones de Barcelona
7/23/08	2.92 (b)(c)	260,000	260,000
Caja Madrid SA
7/21/08	2.97 (b)(c)	78,000	78,000
Citigroup Funding, Inc.
8/13/08 to 8/14/08	2.68 to 2.69 (c)	519,000	519,000
Commonwealth Bank of Australia
7/3/08 to 7/24/08	2.50 to 2.88 (b)(c)	401,000	401,000
Compagnie Financiere du Credit Mutuel
9/9/08	2.89 (b)(c)	97,000	97,000
Credit Agricole SA
7/21/08 to 9/22/08	2.77 to 3.03 (b)(c)	718,000	718,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Danske Bank A/S
7/21/08	2.47% (b)(c)	$ 250,000	$ 249,996
DnB NOR Bank ASA
7/25/08	2.49 (b)(c)	279,000	279,000
Dorada Finance, Inc.
7/9/08	2.65 (b)(c)	47,000	47,000
General Electric Capital Corp.
7/7/08 to 9/12/08	2.47 to 2.83 (c)	530,100	530,090
Genworth Life Insurance Co.
7/1/08	2.95 (c)(d)	95,000	95,000
Goldman Sachs Group, Inc.
7/25/08	2.92 (b)(c)	150,000	150,000
HSBC Finance Corp.
7/7/08 to 7/24/08	2.47 to 2.54 (c)	301,000	301,000
HSBC USA, Inc.
7/15/08	2.48 (c)	100,000	100,000
HSH Nordbank AG
7/21/08 to 7/23/08	2.49 to 2.55 (b)(c)	216,000	216,000
ING USA Annuity & Life Insurance Co.
7/24/08	3.18 (c)(d)	30,000	30,000
Intesa Bank Ireland PLC
7/25/08	2.49 (b)(c)	260,000	260,000
Links Finance LLC
7/14/08 to 7/21/08	2.68 to 2.79 (b)(c)	135,000	134,999
Merrill Lynch & Co., Inc.
7/7/08 to 7/24/08	2.54 to 2.62 (c)	189,000	189,005
MetLife Insurance Co. of Connecticut
9/29/08	3.05 (c)(d)	30,000	30,000
Metropolitan Life Global Funding I
7/7/08	2.50 (b)(c)	40,994	40,994
Monumental Global Funding 2007
8/29/08	2.79 (b)(c)	82,000	82,000
Morgan Stanley
7/1/08 to 7/28/08	2.19 to 2.60 (c)	229,000	229,001
National Australia Bank Ltd.
9/8/08	2.88 (b)(c)	231,000	231,000
National Rural Utils. Coop. Finance Corp.
7/7/08	2.47 (c)	12,000	12,000
Nationwide Building Society
9/29/08	2.88 (c)	20,000	20,002
New York Life Insurance Co.
8/29/08 to 9/29/08	2.85 to 2.96 (c)(d)	345,000	345,000
Pacific Life Global Funding
7/7/08 to 7/14/08	2.53 to 2.55 (b)(c)	35,000	35,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
PNC Bank NA, Pittsburgh
8/4/08	3.02% (c)	$ 91,000	$ 91,000
RACERS
7/22/08	2.63 (b)(c)	170,000	170,000
Royal Bank of Canada
7/10/08	2.51 (c)	20,000	20,000
7/15/08	2.87 (b)(c)	316,000	316,000
Royal Bank of Scotland PLC
7/21/08	2.51 (b)(c)	100,000	100,000
Security Life of Denver Insurance Co.
8/28/08	2.91 (c)(d)	20,000	20,000
Sigma Finance, Inc.
7/1/08	2.77 (b)(c)	320,000	320,000
8/1/08	5.40 (b)	163,000	163,000
Skandinaviska Enskilda Banken AB
9/5/08 to 9/19/08	2.67 to 2.79 (b)(c)	404,000	403,993
Svenska Handelsbanken AB
7/7/08 to 7/14/08	2.47 to 2.94 (b)(c)	524,000	524,000
Transamerica Occidental Life Insurance Co.
7/1/08 to 8/1/08	2.95 to 3.15 (c)(d)	186,000	186,000
UniCredito Italiano Bank (Ireland) PLC
7/11/08 to 7/15/08	2.49 to 2.71 (b)(c)	542,000	541,951
Verizon Communications, Inc.
9/17/08	2.86 (c)	195,000	195,000
Wachovia Bank NA
7/3/08 to 7/25/08	2.65 to 2.99 (c)	303,000	302,983
Wells Fargo & Co., tender
5/1/09	3.55 (c)	161,000	161,068
WestLB AG
7/10/08 to 9/30/08	2.52 to 2.85 (b)(c)	117,000	117,000
Westpac Banking Corp.
8/6/08 to 9/4/08	2.90 to 2.93 (b)(c)	672,000	671,881
9/11/08	2.75 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			13,810,954
Short-Term Notes - 0.4%

Hartford Life Insurance Co.
9/3/08	2.83 (c)(d)	65,000	65,000
Jackson National Life Insurance Co.
7/2/08	2.77 (c)(d)	47,000	47,000
Metropolitan Life Insurance Co.
7/2/08	2.98 (c)(d)	65,000	65,000
TOTAL SHORT-TERM NOTES			177,000
Asset-Backed Securities - 0.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Master Funding Trust I
5/26/09	2.73% (b)(c)	$ 198,000	$ 198,000
Municipal Securities - 0.2%

Denver City & County School District # 1: Series 2008 A, VRDN
7/7/08	2.70 (c)	41,500	41,500
Series 2008 B1, VRDN
7/7/08	2.70 (c)	27,700	27,700
TOTAL MUNICIPAL SECURITIES		69,200
Repurchase Agreements - 23.6%
	Maturity Amount (000s)
In a joint trading account at:
2.58% dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) #	$ 128,899	128,890
3.17% dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) #	655	655
With:
Banc of America Securities LLC At:
2.68%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $88,206,567, 0% - 8%, 7/15/08 - 7/5/59)	84,006	84,000
2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Mortgage Loan Obligations valued at $21,000,000, 6.25%, 11/25/37)	20,002	20,000
2.75%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $231,017,659)	220,017	220,000
Barclays Capital, Inc. At:
2.65%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $600,644,211, 2.26% - 7.8%, 1/22/09 - 5/19/16)	572,042	572,000
2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $704,602,855)	671,050	671,000
Citigroup Global Markets, Inc. At:
2.62%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $259,368,875, 1.5% - 8.13%, 7/2/08 - 6/15/67)	247,018	247,000
Repurchase Agreements - 23.6%
	Maturity Amount (000s)	Value (000s)
2.65%, dated 6/30/08 due 7/1/08:
(Collateralized by Corporate Obligations valued at $574,392,279, 2.11% - 12%, 11/25/08 - 3/19/38)	$ 547,040	$ 547,000
(Collateralized by Mortgage Loan Obligations valued at $1,191,837,726, 2.59% - 7.1%, 12/20/09 - 11/15/51)	1,135,084	1,135,000
Credit Suisse First Boston, Inc. At 2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $556,531,113)	530,040	530,000
Deutsche Bank Securities, Inc. At 2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $1,365,102,382)	1,300,098	1,300,000
Goldman Sachs & Co. At:
2.75%, dated 6/30/08 due 7/7/08 (Collateralized by Corporate Obligations valued at $96,608,002, 0.25% - 6%, 10/15/12 - 12/15/37)	92,049	92,000
2.88%, dated 4/2/08 due 7/2/08 (Collateralized by Equity Securities valued at $362,743,085)	345,497	343,000
2.91%, dated 4/15/08 due 7/24/08 (Collateralized by Equity Securities valued at $200,741,728)	191,536	190,000
3%, dated 5/5/08 due 8/12/08 (Collateralized by Commercial Paper Obligations valued at $191,455,113, 7/11/08 - 8/18/08)	186,526	185,000
3.06%, dated 2/14/08 due 8/13/08 (Collateralized by Commercial Paper Obligations valued at $310,540,407, 7/1/08 - 8/7/08)	302,585	298,000
3.12%, dated 4/23/08 due 7/28/08 (Collateralized by Corporate Obligations valued at $147,879,456, 0% - 10%, 2/1/09 - 7/1/38)	141,165	140,000
Lehman Brothers, Inc. At:
2.7%, dated:
6/4/08 due 7/8/08 (Collateralized by Corporate Obligations valued at $200,696,211, 0% - 10%, 10/31/08 - 4/7/52)	188,479	188,000
6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $421,274,305, 0% - 3.99%, 2/1/11 - 12/15/36)	401,030	401,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
2.72%, dated:
6/10/08 due 7/15/08 (Collateralized by Corporate Obligations valued at $100,594,703, 2.65% - 12.6%, 6/3/09 - 9/25/36)	$ 93,246	$ 93,000
6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $168,003,322, 0% - 11%, 10/1/08 - 5/1/31)	160,012	160,000
Merrill Lynch, Pierce, Fenner & Smith At:
2.65%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations valued at $187,463,563, 2.92% - 6%, 12/15/21 - 6/25/36)	182,013	182,000
2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $2,180,853,532)	2,077,156	2,077,000
Morgan Stanley & Co. At 2.73%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $1,452,260,148)	1,383,105	1,383,000
TOTAL REPURCHASE AGREEMENTS		11,187,545
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $47,526,198)		47,526,198
NET OTHER ASSETS - (0.3)%		(135,740)
NET ASSETS - 100%		$ 47,390,458
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,926,814,000 or 18.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,847,000,000 or 3.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 2.51%, 7/7/08	11/7/06	$ 157,000
2.52%, 7/7/08	8/29/06	$ 151,000
2.91%, 7/14/08	10/10/07	$ 266,000
Genworth Life Insurance Co. 2.95%, 7/1/08	3/25/08	$ 95,000
Goldman Sachs Group, Inc. 3.19%, 7/15/08	2/14/08	$ 281,000
Hartford Life Insurance Co. 2.83%, 9/3/08	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co. 3.18%, 7/24/08	6/23/05	$ 30,000
Jackson National Life Insurance Co. 2.77%, 7/2/08	3/31/03	$ 47,000
Lehman Brothers Holdings, Inc.: 2.56%, 7/11/08	1/10/07	$ 79,000
2.65%, 7/1/08	12/11/06	$ 30,000
MetLife Insurance Co. of Connecticut 3.05%, 9/29/08	3/25/08	$ 30,000
Metropolitan Life Insurance Co.: 2.98%, 7/2/08	3/26/02	$ 65,000
New York Life Insurance Co.: 2.85%, 8/29/08	5/12/08	$ 130,000
2.96%, 9/29/08	3/28/08	$ 215,000
Security Life of Denver Insurance Co. 2.91%, 8/28/08	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co.: 2.95%, 7/1/08	3/27/08	$ 91,000
3.15%, 8/1/08	4/29/08	$ 95,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thoudsands)
$128,890,000 due 7/01/08 at 2.58%
BNP Paribas Securities Corp.	$ 61,376
Banc of America Securities LLC	21,482
Barclays Capital, Inc.	46,032
$ 128,890
$655,000 due 7/01/08 at 3.17%
BNP Paribas Securities Corp.	$ 5
Barclays Capital, Inc.	45
ING Financial Markets LLC	220
J.P. Morgan Securities, Inc.	276
RBC Capital Markets Corp.	27
UBS Securities LLC	82
$ 655
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 47,526,198	$ -	$ 47,526,198	$ -
Income Tax Information
At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $47,526,198,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Institutional Money Market Funds:

Prime Money Market Portfolio

June 30, 2008

1.803301.104

DOM-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 31.3%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 9.1%
Banco Santander SA
	7/15/08	4.18%	$ 84,000	$ 84,000
Barclays Bank PLC
	12/29/08	3.20	102,000	102,000
Calyon
	10/1/08 to 12/18/08	2.98 to 3.30	201,000	201,000
Credit Agricole SA
	11/3/08 to 1/28/09	2.82 to 3.13	322,000	322,000
Credit Industriel et Commercial
	7/17/08 to 9/30/08	2.95 to 3.12	383,000	383,000
HSBC Bank PLC
	9/25/08	2.80	101,000	101,001
Intesa Sanpaolo SpA
	7/9/08	3.50	9,000	9,002
Landesbank Hessen-Thuringen
	8/11/08 to 8/12/08	2.91 to 2.95	211,000	211,000
National Australia Bank Ltd.
	12/29/08	3.16	73,000	73,000
Societe Generale
	7/7/08 to 9/5/08	2.82 to 4.60	145,000	145,000
UniCredit SpA
	8/19/08 to 9/19/08	3.00 to 3.15	245,000	245,000
				1,876,003
New York Branch, Yankee Dollar, Foreign Banks - 22.2%
Abbey National Treasury Services PLC
	8/19/08	2.92 (c)	26,000	26,000
Banco Bilbao Vizcaya Argentaria SA
	7/7/08 to 10/30/08	2.48 to 3.00	281,000	281,000
Banco Santander SA
	10/20/08 to 10/22/08	2.75 to 3.06	178,000	178,000
Bank of Montreal
	7/23/08	3.03 (c)	96,000	96,000
Bank of Scotland PLC
	7/3/08 to 9/26/08	2.64 to 3.02 (c)	691,000	691,001
Barclays Bank PLC
	7/18/08 to 12/17/08	2.71 to 3.31	455,000	455,000
BNP Paribas SA
	10/2/08 to 4/23/09	2.65 to 3.05	213,000	213,000
Canadian Imperial Bank of Commerce
	7/1/08 to 8/22/08	2.49 to 2.90 (c)	256,000	256,000
Credit Suisse First Boston
	7/28/08	3.00 (c)	150,000	150,000
Deutsche Bank AG
	7/7/08 to 9/3/08	2.75 to 2.92 (c)	515,000	515,000
Intesa Sanpaolo SpA
	7/14/08 to 8/1/08	2.98 to 3.01 (c)	354,000	354,000

	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Landesbank Hessen-Thuringen
	7/30/08	3.10%	$ 95,000	$ 95,000
Natixis SA
	7/28/08	3.10	174,000	174,000
Rabobank Nederland
	4/14/09 to 4/20/09	2.63 to 2.75	98,000	98,000
Royal Bank of Canada
	9/26/08	2.80	73,000	73,002
Royal Bank of Scotland PLC
	11/17/08 to 12/17/08	2.95 to 3.25	338,000	338,000
San Paolo IMI SpA
	4/21/09	3.15	69,000	69,000
Societe Generale
	7/24/08 to 12/17/08	3.07 to 3.28	346,000	346,000
Sumitomo Mitsui Banking Corp.
	7/8/08	2.52	118,000	118,000
UniCredit SpA
	10/1/08	2.75	72,000	72,001
				4,598,004
TOTAL CERTIFICATES OF DEPOSIT				6,474,007
Commercial Paper - 15.9%

Banco Espirito Santo
	7/17/08	2.98	32,000	31,958
CBA Finance, Inc.
	7/7/08	2.60	95,491	95,450
Dakota Notes (Citibank Credit Card Issuance Trust)
	7/1/08 to 8/29/08	2.84 to 3.22	181,000	180,507
Danske Corp.
	7/9/08	2.51	150,000	149,917
Edison Asset Securitization LLC
	9/4/08	2.79	36,000	35,821
Emerald Notes (BA Credit Card Trust)
	7/7/08 to 8/21/08	2.91 to 3.12	204,000	203,256
General Electric Capital Corp.
	9/2/08	2.73	36,000	35,831
Govco, Inc.
	7/7/08	2.43	100,000	99,960
International Lease Financial Corp.
	7/24/08 to 7/25/08	3.01	89,000	88,827
Intesa Funding LLC
	12/3/08	3.00	80,000	78,982
JPMorgan Chase & Co.
	8/4/08 to 12/4/08	2.74 to 2.92	158,000	156,753
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Kitty Hawk Funding Corp.
	7/2/08 to 7/25/08	2.46 to 2.59%	$ 116,000	$ 115,950
Natexis Banques Populaires US Finance Co. LLC
	7/2/08 to 8/29/08	2.53 to 2.74	185,000	184,500
Nationwide Building Society
	7/8/08 to 9/17/08	2.62 to 2.92	215,000	214,471
Palisades Notes (Citibank Omni Master Trust)
	7/14/08 to 8/5/08	2.87 to 2.96	120,000	119,819
Santander Finance, Inc.
	9/24/08	2.49	100,000	99,419
Sheffield Receivables Corp.
	7/2/08 to 8/19/08	2.51 to 2.79	212,000	211,598
Societe Generale North America, Inc.
	7/7/08 to 11/13/08	2.50 to 3.07	508,000	506,249
Thames Asset Global Securities No. 1, Inc.
	7/2/08 to 9/12/08	2.56 to 2.82	474,261	473,170
UniCredito Italiano Bank (Ireland) PLC
	7/24/08 to 7/29/08	3.10 to 3.12	143,000	142,687
Variable Funding Capital Co. LLC
	9/12/08	2.78	62,000	61,653
TOTAL COMMERCIAL PAPER				3,286,778
Federal Agencies - 1.1%

Freddie Mac - 1.1%
	7/18/08 to 7/21/08	2.45 to 2.46 (c)	218,000	217,990
U.S. Treasury Obligations - 0.6%

U.S. Treasury Bills - 0.6%
	10/16/08 to 11/28/08	1.39 to 1.94	133,759	132,946
Master Notes - 2.1%

Asset Funding Co. III LLC
	7/7/08 to 7/14/08	2.51 to 2.91 (c)(d)	255,000	255,000
Goldman Sachs Group, Inc.
	7/15/08	3.19 (d)	126,000	126,000
Lehman Brothers Holdings, Inc.
	7/1/08 to 7/11/08	2.56 to 2.65 (c)(d)	50,000	50,000
TOTAL MASTER NOTES				431,000
Medium-Term Notes - 28.6%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
AIG Matched Funding Corp.
	7/1/08 to 7/21/08	2.51 to 2.83% (b)(c)	$ 210,000	$ 210,000
Allstate Life Global Funding Trusts
	9/22/08	3.05 (c)	31,000	31,000
ASIF Global Financing XXX
	7/23/08	2.51 (b)(c)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
	7/23/08 to 9/2/08	2.51 to 2.89 (b)(c)	173,000	173,000
Banesto SA
	7/18/08	2.73 (b)(c)	70,000	70,000
Bank of America NA
	7/3/08 to 8/11/08	2.72 to 3.21 (c)	318,075	318,074
Bank of Montreal
	7/7/08	2.95 (b)(c)	79,000	79,000
Banque Federative du Credit Mutuel
	7/14/08	2.49 (b)(c)	115,000	115,000
Bayerische Landesbank Girozentrale
	7/15/08 to 8/19/08	2.75 to 2.76 (c)	135,000	135,000
BNP Paribas SA
	7/28/08	2.48 (b)(c)	67,400	67,400
	7/3/08 to 8/13/08	2.40 to 2.90 (c)	154,000	153,997
BP Capital Markets PLC
	9/11/08	2.79 (c)	69,000	69,000
Caja Madrid SA
	7/21/08	2.97 (b)(c)	37,000	37,000
Citigroup Funding, Inc.
	8/13/08 to 8/14/08	2.68 to 2.69 (c)	200,000	200,000
Commonwealth Bank of Australia
	7/3/08 to 7/24/08	2.50 to 2.88 (b)(c)	192,000	192,000
Credit Agricole SA
	7/21/08 to 9/22/08	2.77 to 3.03 (b)(c)	338,000	338,000
Danske Bank A/S
	7/21/08	2.47 (b)(c)	100,000	99,998
DnB NOR Bank ASA
	7/25/08	2.49 (b)(c)	205,000	205,000
Dorada Finance, Inc.
	7/9/08	2.65 (b)(c)	19,000	19,000
General Electric Capital Corp.
	7/7/08 to 9/12/08	2.47 to 2.91 (c)	554,250	554,172
Genworth Life Insurance Co.
	7/2/08	2.53 (c)(d)	15,000	15,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Global Funding Trust
	7/15/08	2.53% (c)	$ 35,000	$ 35,000
HSBC Finance Corp.
	7/24/08	2.54 (c)	37,000	37,000
HSH Nordbank AG
	7/23/08	2.55 (b)(c)	36,000	36,000
ING USA Annuity & Life Insurance Co.
	7/24/08	3.18 (c)(d)	18,000	18,000
Intesa Bank Ireland PLC
	7/25/08	2.49 (b)(c)	170,000	170,000
Links Finance LLC
	7/14/08 to 7/21/08	2.68 to 2.79 (b)(c)	56,000	56,000
Merrill Lynch & Co., Inc.
	7/7/08	2.54 (c)	26,000	26,003
Metropolitan Life Global Funding I
	7/7/08	2.50 (b)(c)	29,087	29,087
Monumental Global Funding 2007
	8/29/08	2.79 (b)(c)	35,000	35,000
Morgan Stanley
	7/1/08 to 7/28/08	2.19 to 2.60 (c)	88,000	88,001
National Australia Bank Ltd.
	9/8/08	2.88 (b)(c)	101,000	101,000
New York Life Insurance Co.
	8/29/08 to 9/29/08	2.85 to 2.96 (c)(d)	150,000	150,000
Pacific Life Global Funding
	7/7/08 to 7/14/08	2.53 to 2.55 (b)(c)	27,500	27,500
PNC Bank NA, Pittsburgh
	8/4/08	3.02 (c)	41,000	41,000
RACERS
	7/22/08	2.63 (b)(c)	65,000	65,000
Royal Bank of Canada
	7/7/08 to 7/15/08	2.44 to 2.87 (b)(c)	244,000	244,000
Royal Bank of Scotland PLC
	7/21/08	2.51 (b)(c)	85,000	85,000
Security Life of Denver Insurance Co.
	8/28/08	2.91 (c)(d)	14,000	14,000
Sigma Finance, Inc.
	7/1/08	2.77 (b)(c)	130,000	130,000
	8/1/08	5.40 (b)	62,000	62,000
Skandinaviska Enskilda Banken AB
	9/5/08 to 9/19/08	2.67 to 2.79 (b)(c)	153,000	152,997
Societe Generale
	7/2/08	2.46 (b)(c)	76,000	76,000
Svenska Handelsbanken AB
	7/7/08	2.94 (b)(c)	149,000	149,000

	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Transamerica Occidental Life Insurance Co.
	7/1/08 to 8/1/08	2.95 to 3.15 (c)(d)	$ 80,000	$ 80,000
UniCredito Italiano Bank (Ireland) PLC
	7/11/08 to 7/15/08	2.50 to 2.71 (b)(c)	218,000	217,986
Wachovia Bank NA
	7/25/08	2.99 (c)	118,000	118,000
Wells Fargo & Co.
	7/15/08	2.55 (b)(c)	90,000	90,000
Wells Fargo & Co., tender
	5/1/09	3.55 (c)	67,000	67,028
WestLB AG
	7/10/08 to 9/30/08	2.52 to 2.85 (b)(c)	92,000	92,000
Westpac Banking Corp.
	8/6/08 to 9/4/08	2.90 to 2.93 (b)(c)	280,000	279,947
	9/11/08	2.75 (c)	15,000	15,000
TOTAL MEDIUM-TERM NOTES				5,919,190
Short-Term Notes - 0.3%

Hartford Life Insurance Co.
	9/3/08	2.83 (c)(d)	25,000	25,000
Jackson National Life Insurance Co.
	7/2/08	2.77 (c)(d)	10,000	10,000
Metropolitan Life Insurance Co.
	7/2/08	2.98 (c)(d)	30,000	30,000
TOTAL SHORT-TERM NOTES				65,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
	5/26/09	2.73 (b)(c)	93,000	93,000
Municipal Securities - 0.2%

Denver City & County School District # 1:
Series 2008 A, 2.7%, VRDN
7/7/08	2.70 (c)	18,700		18,700
Series 2008 B1, 2.7%, VRDN
7/7/08	2.70 (c)	12,500		12,500
TOTAL MUNICIPAL SECURITIES			31,200
Repurchase Agreements - 19.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.58% dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) #	$ 1,069	$ 1,069
3.17% dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) #	98,159	98,150
With:
Banc of America Securities LLC at:
2.68%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $245,718,879, 5.13% - 9.88%, 7/2/08 - 5/15/67)	234,017	234,000
2.7%, dated 6/30/08 due 7/1/08:
(Collateralized by Corporate Obligations valued at $34,652,599, 6.5% - 7.2%, 11/1/17 - 11/1/66)	33,002	33,000
(Collateralized by Mortgage Loan Obligations valued at $136,510,238, 6% - 6.25%, 10/25/37 - 11/25/37)	130,010	130,000
2.75%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $114,458,761)	109,008	109,000
Barclays Capital, Inc. at 2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $67,205,047)	64,005	64,000
Citigroup Global Markets, Inc. at 2.65%, dated 6/30/08 due 7/1/08 (Collateralized by Mortgage Loan Obligations valued at $119,708,812, 4.59%, 12/25/46)	114,008	114,000
Deutsche Bank Securities, Inc. at 2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at $600,600,311, 0.94% - 3.85%, 5/15/11 - 4/1/37)	572,043	572,000
Goldman Sachs & Co. at:
2.75%, dated 6/30/08 due 7/7/08 (Collateralized by Commercial Paper Obligations valued at $43,263,305, 7/1/08 - 7/31/08)	42,022	42,000
2.88%, dated 4/2/08 due 7/2/08 (Collateralized by Corporate Obligations valued at $153,346,205, 0.38% - 5.25%, 1/15/10 - 12/15/37)	146,056	145,000
2.91%, dated 4/15/08 due 7/24/08 (Collateralized by Corporate Obligations valued at $91,919,476, 1.5% - 4.75%, 4/23/17 - 12/15/66)	87,703	87,000
3%, dated 5/5/08 due 8/12/08 (Collateralized by Commercial Paper Obligations valued at $83,826,293, 8/4/08)	81,668	81,000

	Maturity Amount (000s)	Value (000s)
3.06%, dated 2/14/08 due 8/13/08 (Collateralized by Commercial Paper Obligations valued at $139,638,975, 8/4/08 - 9/25/08)	$ 136,062	$ 134,000
3.12%, dated 4/23/08 due 7/28/08 (Collateralized by Corporate Obligations valued at $89,783,786, 3.13% - 3.75%, 3/30/23 - 2/15/30)	85,707	85,000
Lehman Brothers, Inc. at:
2.7%, dated 6/4/08 due 7/8/08 (Collateralized by Corporate Obligations valued at $97,532,448, 0% - 12.14%, 6/13/11 - 12/25/37)	91,232	91,000
2.72%, dated 6/10/08 due 7/15/08 (Collateralized by Corporate Obligations valued at $47,324,089, 7.06%, 12/20/37)	45,119	45,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.65%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations valued at $104,032,004, 3.5% - 6%, 10/15/12 - 4/15/28)	101,007	101,000
2.7%, dated 6/30/08 due 7/1/08 (Collateralized by Corporate Obligations valued at:
$270,903,801, 0% - 4%, 12/15/08 - 12/15/37)	258,019	258,000
$735,003,739, 0% - 13.5%, 11/21/08 - 11/15/46)	700,053	700,000
Morgan Stanley & Co. at:
2.7%, dated 6/30/08 due 7/1/08:
(Collateralized by Commercial Paper Obligations valued at $154,319,594, 7/1/08)	147,011	147,000
(Collateralized by Corporate Obligations valued at $99,289,891, 0% - 13.3%, 11/15/08 - 4/9/47)	91,007	91,000
2.73%, dated 6/30/08 due 7/1/08 (Collateralized by Equity Securities valued at $797,010,478)	759,058	759,000
TOTAL REPURCHASE AGREEMENTS		4,121,219
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $20,772,330)	20,772,330
NET OTHER ASSETS - (0.4)%	(75,672)
NET ASSETS - 100%	$ 20,696,658
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 3,846,915,000 or 18.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $773,000,000 or 3.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 2.51%, 7/7/08	11/7/06	$ 70,000
2.52%, 7/7/08	8/29/06	$ 78,000
2.91%, 7/14/08	10/10/07	$ 107,000
Genworth Life Insurance Co. 2.53%, 7/2/08	7/31/07	$ 15,000
Goldman Sachs Group, Inc. 3.19%, 7/15/08	2/14/08	$ 126,000
Hartford Life Insurance Co. 2.83%, 9/3/08	12/16/03	$ 25,000
ING USA Annuity & Life Insurance Co. 3.18%, 7/24/08	6/23/05	$ 18,000
Jackson National Life Insurance Co. 2.77%, 7/2/08	3/31/03	$ 10,000
Lehman Brothers Holdings, Inc.: 2.56%, 7/11/08	1/10/07	$ 36,000
2.65%, 7/1/08	12/11/06	$ 14,000
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 2.98%, 7/2/08	3/26/02	$ 30,000
New York Life Insurance Co.: 2.85%, 8/29/08	5/12/08	$ 55,000
2.96%, 9/29/08	3/28/08	$ 95,000
Security Life of Denver Insurance Co. 2.91%, 8/28/08	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co.: 2.95%, 7/1/08	3/27/08	$ 20,000
3.15%, 8/1/08	4/29/08	$ 60,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,069,000 due 7/01/08 at 2.58%
BNP Paribas Securities Corp.	$ 509
Banc of America Securities LLC	178
Barclays Capital, Inc.	382
$ 1,069
$98,150,000 due 7/01/08 at 3.17%
BNP Paribas Securities Corp.	$ 823
Barclays Capital, Inc.	6,785
ING Financial Markets LLC	32,924
J.P. Morgan Securities, Inc.	41,155
RBC Capital Markets Corp.	4,116
UBS Securities LLC	12,347
$ 98,150
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,772,330	$ -	$ 20,772,330	$ -
Income Tax Information
At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $20,772,330,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Institutional Money Market Funds:

Tax-Exempt Portfolio

June 30, 2008

1.803304.104

TAX-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Alabama Gen. Oblig. Participating VRDN Series PZ 270, 1.57% (Liquidity Facility Wells Fargo & Co.) (b)(e)	$ 6,280	$ 6,280
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series MS 2605, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	5,400	5,400
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 1.9%, tender 8/1/08 (b)	20,000	20,000
Daphne Spl. Care Facilities Fing. Auth. Rev. Bonds Series A, 0% 8/15/28 (Pre-Refunded to 8/15/08 @ 100) (d)	11,400	11,297
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 1.45%, LOC Wachovia Bank NA Charlotte, VRDN (b)	9,400	9,400
Montgomery ALAHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 1.61%, LOC Regions Bank of Alabama, VRDN (b)	5,265	5,265
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 1.7%, VRDN (b)	9,550	9,550
		67,192
Alaska - 0.6%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)(f)	4,855	4,855
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series PT 862, 1.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	9,995	9,995
Alaska Student Ln. Corp. Rev. Bonds Series 2005 A, 5% 1/1/09 (FSA Insured)	3,750	3,813
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	25,600	25,675
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 1.58% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	24,770	24,770
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series 2003 A, 2.05%, VRDN (b)	4,440	4,440
		73,548
Arizona - 2.5%
Arizona Health Facilities Auth. Rev.:
Participating VRDN Series MS 06 1782, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	44,230	44,230
(Banner Health Sys. Proj.) Series 2008 B, 1.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	8,600	8,600

	Principal Amount (000s)	Value (000s)
(Catholic Healthcare West Proj.):
Series 2005 B, 1.55%, LOC Bank of America NA, VRDN (b)	$ 14,000	$ 14,000
Series 2008 A, 1.55%, LOC Bank of America NA, VRDN (b)	16,000	16,000
Series 2008 C, 1.53%, LOC Bank of America NA, VRDN (b)	19,000	19,000
Series 2008 D, 1.53%, LOC Bank of America NA, VRDN (b)	23,200	23,200
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 3384, 1.56% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,360	2,360
Mesa Util. Sys. Rev. Participating VRDN:
Series ROC II R 11032, 1.6% (Liquidity Facility Citibank NA) (b)(e)	4,740	4,740
Series ROC II R 11033, 1.6% (Liquidity Facility Citibank NA) (b)(e)	8,250	8,250
Series ROC II R 11034, 1.6% (Liquidity Facility Citibank NA) (b)(e)	7,500	7,500
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 2317, 2.05% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	12,315	12,315
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series MS 1122, 2.05% (Liquidity Facility Morgan Stanley) (b)(e)	13,410	13,410
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 1.56% (Liquidity Facility Citibank NA) (b)(e)	6,700	6,700
Series EGL 07 0012, 1.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	13,850	13,850
Series MS 06 1430, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	7,850	7,850
Series PT 1512, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,625	1,625
Series B:
1.53% 7/17/08, CP	18,100	18,100
1.53% 7/18/08, CP	29,000	29,000
1.6% 9/12/08, CP	29,400	29,400
1.95% 8/12/08, CP	5,600	5,600
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 1.55% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	7,465	7,465
		293,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.2%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	$ 13,280	$ 13,280
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 1.58% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	11,300	11,300
		24,580
California - 0.3%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series LB 08 P24W, 1.67% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	11,845	11,845
California Gen. Oblig. 2.1% 7/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	23,400	23,400
		35,245
Colorado - 3.3%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 B, 1.45%, LOC Allied Irish Banks PLC, VRDN (b)	9,100	9,100
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series MS 2610, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	9,258	9,258
Colorado Ed. Ln. Prog. TRAN 3.5% 8/5/08	27,200	27,215
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	10,995	10,995
Series BA 08 1090, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	20,000	20,000
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.75%, LOC JPMorgan Chase Bank, VRDN (b)	12,160	12,160
(Catholic Health Initiatives Proj.):
Series 2000, 1.55% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,100	3,100
Series B1, 1.8% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	16,280	16,280
Series B2, 1.6% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	30,925	30,925
Series B6, 1.8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	15,300	15,300
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B2, 1.57% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	14,910	14,910

	Principal Amount (000s)	Value (000s)
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0038, 1.59% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	$ 18,080	$ 18,080
Series EGL 07 0039, 1.59% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	16,785	16,785
Series EGL 07 0040, 1.59% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	27,905	27,905
Colorado Springs Utils. Rev. Series 2000 A, 1.8%, VRDN (b)	29,225	29,225
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 1.56% (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	13,955	13,955
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. Participating VRDN Series PT 3179, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	12,455	12,455
Denver City & County Arpt. Rev. Participating VRDN Series MS 00 425, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	8,995	8,995
Denver City & County School District #1 Participating VRDN Series Clipper 07 29, 1.75% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	35,240	35,240
Denver City & County Wtr. Participating VRDN Series PZ 232, 1.58% (Liquidity Facility Wells Fargo & Co.) (b)(e)	15,600	15,600
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 1.57%, LOC U.S. Bank NA, Minnesota, VRDN (b)	15,000	15,000
Series 2008 A2, 1.57%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 1.55% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	11,900	11,900
		384,383
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 7 05 3031, 1.55% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	46,800	46,800
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2005 D6, 1.8% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	6,580	6,580
		53,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 1.8%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series DB 463, 1.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 8,475	$ 8,475
Series ROC II R 99 10, 1.6% (Liquidity Facility Citibank NA) (b)(e)	3,965	3,965
Series 2008 B, 1.55%, LOC Bank of America NA, VRDN (b)	16,400	16,400
Series 2008 D, 1.47%, LOC Dexia Cr. Local de France, VRDN (b)	21,500	21,500
Series B, 1.57% (FSA Insured), VRDN (b)	22,000	22,000
District of Columbia Rev.:
(DC Preparatory Academy Proj.) 1.21%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,380	5,380
(Defenders of Wildlife Proj.) 1.57%, LOC Bank of America NA, VRDN (b)	4,900	4,900
(Friends Legal Svcs. Corp. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	11,565	11,565
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 1.54%, LOC Bank of America NA, VRDN (b)	15,700	15,700
(The AARP Foundation Proj.) Series 2004, 1.55%, LOC Bank of America NA, VRDN (b)	9,000	9,000
(The Phillips Collection Issue Proj.) Series 2003, 1.55%, LOC Bank of America NA, VRDN (b)	4,195	4,195
(Washington Drama Society, Inc. Proj.) Series 2008, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)	30,000	30,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 1.55%, LOC Bank of America NA, VRDN (b)	19,975	19,975
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Participating VRDN:
Series EGL 07 91 1.59% (Liquidity Facility DZ Bank Ag Deutsche Genosbank.) (b)(e)	8,050	8,050
Series PA 612, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,320	5,320
Series WF 08 21C, 1.58% (Liquidity Facility Wells Fargo & Co.) (b)(e)	14,290	14,290
Washington Convention Ctr. Auth. Dedicated Tax Rev. Bonds Series 1998, 4.75% 10/1/28 (Pre-Refunded to 10/1/08 @ 100) (d)	10,000	10,068
		210,783
Florida - 8.6%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock At The Univ. of Florida, Inc. Proj.) 2.4%, LOC BNP Paribas SA, VRDN (b)	18,715	18,715

	Principal Amount (000s)	Value (000s)
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 1.6% tender 10/6/08, LOC Bank of America NA, CP mode	$ 10,200	$ 10,200
Series 2008 B, 1.5% tender 8/4/08, LOC Bank of America NA, CP mode	10,200	10,200
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) 2.5%, LOC SunTrust Banks, Inc., VRDN (b)	3,000	3,000
Brevard County School Board RAN 2.75% 4/24/09	22,000	22,149
Broward County Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1305, 1.6% (Liquidity Facility Morgan Stanley) (b)(e)	6,665	6,665
Broward County School Board Ctfs. of Prtn. Series 2004 D, 1.51% (FSA Insured), VRDN (b)	18,000	18,000
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 1.58% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	20,580	20,580
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	12,765	12,765
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	17,325	17,325
Duval County School Board Ctfs. of Prtn. Participating VRDN Series DB 471, 1.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	16,235	16,235
Florida Board of Ed. Participating VRDN:
Series Putters 137, 1.55% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	18,910	18,910
Series ROC II R 10078, 1.55% (Liquidity Facility Citibank NA) (b)(e)	5,550	5,550
Series ROC II R 12079, 1.55% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	20,000	20,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series ROC II R 10123, 1.66% (Liquidity Facility Citibank NA) (b)(e)	5,815	5,815
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EC 1150, 4.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,935	5,935
Series EGL 01 905, 1.54% (Liquidity Facility Citibank NA) (b)(e)	5,630	5,630
Series EGL 07 0049, 1.54% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	29,585	29,585
Series Merlots 08 D114, 1.86% (Liquidity Facility Wachovia Bank NA Charlotte ) (b)(e)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series MS 06 2118, 2.05% (Liquidity Facility Morgan Stanley) (b)(e)	$ 15,145	$ 15,145
Series Putters 2567, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,595	3,595
Series ROC II R 6037, 1.55% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,220	6,220
Series ROC II R 817, 1.6% (Liquidity Facility Citibank NA) (b)(e)	7,910	7,910
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/09	9,185	9,465
Participating VRDN Series Solar 07 30, 1.57% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	15,015	15,015
Florida Gen. Oblig. Participating VRDN:
Series LB 08 K33W, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	13,780	13,780
Series PZ 130, 1.57% (Liquidity Facility Wells Fargo & Co.) (b)(e)	7,070	7,070
Series ROC II R 1001, 1.55% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,485	7,485
Series ROC II R 4070, 1.55% (Liquidity Facility Citigroup, Inc.) (b)(e)	12,735	12,735
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	36,000	36,000
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 1.53%, LOC Td Bank NA Wilmington De, VRDN (b)	10,625	10,625
Gainesville Utils. Sys. Rev.:
Series B, 1.45% (Liquidity Facility Bank of New York, New York), VRDN (b)	7,330	7,330
1.97% 7/25/08, CP	31,000	31,000
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R 4055, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,425	5,425
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series 2000 F, 1.65% tender 10/8/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	14,000	14,000
Miami Health Facilities Auth. Rev. (Miami Jewish Home and Hosp. for the Aged Proj.) 1.53%, LOC SunTrust Banks, Inc., VRDN (b)	7,205	7,205
Miami-Dade County Expressway Auth. Participating VRDN Series EGL 06 0121, 1.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	37,000	37,000
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 106 Class A, 1.61% (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900

	Principal Amount (000s)	Value (000s)
Miami-Dade County School District TAN 4% 10/3/08	$ 34,200	$ 34,253
Miami-Dade County Wtr. & Swr. Rev. 1.7% (FSA Insured), VRDN (b)	10,000	10,000
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	9,770	9,770
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	3,625	3,625
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2004, 2.5%, LOC SunTrust Banks, Inc., VRDN (b)	6,100	6,100
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C1, 1.55% (FSA Insured), VRDN (b)	49,060	49,060
Series 2003 C3, 1.52% (FSA Insured), VRDN (b)	40,925	40,925
Series 2003 C4, 1.5% (FSA Insured), VRDN (b)	9,800	9,800
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 1.35% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (b)	15,000	15,000
Orlando Utils. Commission Wtr. & Elec. Rev. Series A, 1.8%, VRDN (b)	14,300	14,300
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	5,365	5,365
Palm Beach County Rev.:
(Benjamin Private School Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	3,005	3,005
(Morse Oblig. Group Proj.) 1.5%, LOC KeyBank NA, VRDN (b)	3,500	3,500
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series Putters 2922Z, 1.63% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,995	11,995
Palm Beach County School District:
1.2% 8/14/08, LOC Bank of America NA, CP	30,600	30,555
1.2% 10/9/08, LOC Bank of America NA, CP	20,900	20,806
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 1.6%, LOC Bank of America NA, VRDN (b)	1,955	1,955
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 1.55%, LOC Bank of America NA, VRDN (b)	17,615	17,615
Pinellas County Health Facilities Auth. Rev.:
(Baycare Health Sys. Proj.) Series B2, 1.55% (FSA Insured), VRDN (b)	13,450	13,450
(Bayfront Med. Ctr., Inc. Projs.) 2.5%, LOC SunTrust Banks, Inc., VRDN (b)	9,950	9,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev.: - continued
(Suncoast Hospice Proj.) 1.48%, LOC Wachovia Bank NA Charlotte, VRDN (b)	$ 9,485	$ 9,485
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 1.51% (FSA Insured), VRDN (b)	11,565	11,565
Polk County Util. Sys. Rev. Participating VRDN Series ROC II R 12143, 1.62% (Liquidity Facility Bank of New York, New York) (b)(e)	9,705	9,705
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) 2.4%, LOC Bank of Scotland, VRDN (b)	14,800	14,800
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 4537, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,640	5,640
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1025, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	12,275	12,275
Series BA 07 1030, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	8,540	8,540
Sunshine State Govt. Fing. Commission Rev. Series L:
1.55% 9/2/08, LOC Dexia Cr. Local de France, CP	30,600	30,600
1.67% 9/9/08, LOC Dexia Cr. Local de France, CP	19,800	19,800
1.7% 7/24/08, LOC Dexia Cr. Local de France, CP	21,886	21,886
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 1.55% (Liquidity Facility Citibank NA) (b)(e)	6,815	6,815
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 1.57% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	21,140	21,140
		996,444
Georgia - 2.4%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 1.62% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	11,400	11,400
Series Putters 1690, 1.63% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,400	10,400
Atlanta Wtr. & Wastewtr. Rev.:
Participating VRDN Series EGL 720050009 Class A, 1.59% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	6,000	6,000

	Principal Amount (000s)	Value (000s)
Series 2006-1, 2.9% 9/10/08, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	$ 20,000	$ 20,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 7/1/08 (b)	29,200	29,200
(Georgia Pwr. Co. Plant Vogtle Proj.) Third Series 1994, 1.7%, VRDN (b)	4,400	4,400
DeKalb County Dev. Auth. Rev. (Marcus Institute Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	9,030	9,030
DeKalb County Pub. Safety & Judicial Participating VRDN Series MS 1459, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	2,170	2,170
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series MS 06 1906, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	2,051	2,051
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series A, 1.47%, LOC Wachovia Bank NA Charlotte, VRDN (b)	20,090	20,090
Georgia Gen. Oblig. Participating VRDN Series ROC II R 11491, 1.55% (Liquidity Facility Citibank NA) (b)(e)	8,745	8,745
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series MACN 04 E, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	6,810	6,810
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 1.57%, LOC Wachovia Bank NA Charlotte, LOC JPMorgan Chase Bank, VRDN (b)	11,585	11,585
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN Series PT 2583, 1.55% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,075	7,075
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Putters 2405, 1.6% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	10,185	10,185
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 1998 B, 5.1% 7/1/17 (Pre-Refunded to 7/1/08 @ 101) (d)	6,510	6,575
Participating VRDN Series Solar 08 0001, 1.56% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,350	10,350
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 1.65%, LOC Bayerische Landesbank (UNGTD), VRDN (b)	23,950	23,950
Series 1985 B, 1.8%, LOC Landesbank Hessen-Thuringen, VRDN (b)	26,000	26,000
Series 1994 C, 1.8% (FSA Insured), VRDN (b)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia: - continued
Series 1994 D, 1.5% (FSA Insured), VRDN (b)	$ 6,650	$ 6,650
Private Colleges & Univs. Auth. Rev. Participating VRDN Series BBT 08 42, 1.55% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,490	6,490
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 B, 1.8%, LOC Landesbank Baden-Wuert, VRDN (b)	30,000	30,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 1.8%, LOC Fannie Mae, VRDN (b)	1,000	1,000
		277,056
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 738, 1.6% (Liquidity Facility Morgan Stanley) (b)(e)	11,535	11,535
Series ROC II R 11021 PB, 1.88% (Liquidity Facility Deutsche Postbank AG) (b)(e)	12,110	12,110
Series ROC II R 153, 1.6% (Liquidity Facility Citibank NA) (b)(e)	3,300	3,300
		26,945
Idaho - 0.0%
Idaho Health Facilities Auth. Rev. (Saint Luke's Reg'l. Med. Ctr. Proj.) 2.66% (FSA Insured), VRDN (b)	1,145	1,145
Illinois - 8.5%
Chicago Board of Ed.:
Participating VRDN:
Series Putters 1952, 1.63% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,560	11,560
Series ROC II R 10325, 1.6% (Liquidity Facility Citibank NA) (b)(e)	28,500	28,500
Series 2000 C, 1.53% (FSA Insured), VRDN (b)	23,975	23,975
Series 2000 D, 1.5% (FSA Insured), VRDN (b)	2,640	2,640
Chicago Gen. Oblig.:
Participating VRDN:
Series Merlots B24, 1.76% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(e)	4,045	4,045
Series PA 643R, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,895	5,895
Series PT 2357, 1.55% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	3,970	3,970

	Principal Amount (000s)	Value (000s)
Series ROC II R 11017, 1.56% (Liquidity Facility Citibank NA) (b)(e)	$ 10,430	$ 10,430
Series ROC II R 11270, 1.81% (Liquidity Facility Citibank NA) (b)(e)	20,785	20,785
Series ROC II R 12174, 1.61% (Liquidity Facility Bank of New York, New York) (b)(e)	7,150	7,150
Series ROC II R 745PB, 1.6% (Liquidity Facility Deutsche Postbank AG) (b)(e)	15,605	15,605
Series ROC II R 8077, 1.81% (Liquidity Facility Citigroup, Inc.) (b)(e)	33,260	33,260
Series Solar 06 38, 1.55% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	8,155	8,155
Series 2003 B1, 1.53% (FSA Insured), VRDN (b)	10,000	10,000
Series 2005 D, 1.55% (FSA Insured), VRDN (b)	37,250	37,250
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series DCL 08 52, 1.6% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	8,405	8,405
Series ROC II R 6077, 1.55% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,915	4,915
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Putters 2504, 1.63% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,845	1,845
Series ROC II R 11430, 1.58% (Liquidity Facility Citibank NA) (b)(e)	11,000	11,000
Series ROC II R 12059, 1.61% (Liquidity Facility Citigroup, Inc.) (b)(e)	26,765	26,765
Chicago Wastewtr. Transmission Rev. Participating VRDN Series ROC II R 720 PB, 1.6% (Liquidity Facility Deutsche Postbank AG) (b)(e)	10,165	10,165
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 1.61% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(e)	5,200	5,200
Series MS 2639, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	5,275	5,275
Series ROC II R 8065, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(e)	9,155	9,155
Cook County Gen. Oblig.:
Participating VRDN Series Solar 06 10, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)(f)	13,650	13,650
Series 2004 E, 1.57% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	27,250	27,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
DuPage & Cook Counties Cmnty. Unit School District #205 Participating VRDN Series ROC II R 1073, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(e)	$ 5,545	$ 5,545
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 1.55%, LOC JPMorgan Chase Bank, VRDN (b)	11,300	11,300
Illinois Dev. Fin. Auth. Rev. (Evanston Northwestern Health Care Corp. Proj.) 1.55%, VRDN (b)	5,375	5,375
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series MS 1077, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	4,995	4,995
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 E, 1.75%, LOC SunTrust Banks, Inc., VRDN (b)	24,830	24,830
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series EGL 06 118, Class A, 1.56% (Liquidity Facility Citibank NA) (b)(e)	9,450	9,450
Series ROC II R 6015, 1.55% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,925	4,925
(Alexian Brothers Health Sys. Proj.) Series 2004, 1.45%, LOC JPMorgan Chase Bank, VRDN (b)	13,700	13,700
(Chicago Historical Society Proj.) 1.48%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
(Chicago Symphony Orchestra Proj.) Series 2008, 1.35%, LOC RBS Citizens NA, VRDN (b)	8,000	8,000
(Children's Memorial Hosp. Proj.) Series 2008 C, 1.35%, LOC JPMorgan Chase Bank, VRDN (b)	19,745	19,745
(Delnor Cmnty. Hosp. Proj.) Series 2008 A, 1.3%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	14,090	14,090
(Edward Hosp. Obligated Group Proj.) Series 2008 B1, 1.56%, LOC JPMorgan Chase Bank, VRDN (b)	28,300	28,300
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 1.45%, LOC JPMorgan Chase Bank, VRDN (b)	20,000	20,000
(Northwestern Univ. Proj.) Series B, 1.42%, VRDN (b)	11,500	11,500
(Resurrection Health Care Sys. Proj.):
Series 2008 A, 1.5%, LOC LaSalle Bank NA, VRDN (b)	10,500	10,500
Series 2008 B, 1.5%, LOC JPMorgan Chase Bank, VRDN (b)	19,000	19,000

	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.:
Participating VRDN:
Series PT 1832, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 4,135	$ 4,135
Series PT 871, 1.53% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	6,000	6,000
Series Putters 636, 2.05% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,840	1,840
Series 2003 B, 1.6% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	39,100	39,100
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.) Series 1996, 1.65% tender 9/4/08, CP mode	40,000	40,000
(Blessing Hosp. Proj.) Series 1999 B, 1.55% (FSA Insured), VRDN (b)	3,790	3,790
(Central Dupage Health Proj.) Series 2000 B, 2.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,200	1,200
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) 1.55%, LOC JPMorgan Chase Bank, VRDN (b)	31,885	31,885
(Memorial Health Sys. Proj.) 2.43%, LOC JPMorgan Chase Bank, VRDN (b)	4,500	4,500
(OSF Healthcare Sys. Proj.) Series 2001, 1.7%, LOC JPMorgan Chase Bank, VRDN (b)	8,000	8,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008 B, 1.55%, LOC JPMorgan Chase Bank, VRDN (b)	16,550	16,550
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series DCL 08 020, 1.6% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	17,440	17,440
Series PT 2394, 1.55% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	14,735	14,735
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1929, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,875	3,875
Series ROC II R 12150, 1.58% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	4,610	4,610
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN:
Series MT 366, 1.54% (Liquidity Facility DEPFA BANK PLC) (b)(e)	7,995	7,995
Series Putters 2754, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	12,895	12,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
Participating VRDN:
Series ROC II R 606PB, 1.6% (Liquidity Facility Deutsche Postbank AG) (b)(e)	$ 6,160	$ 6,160
Series 2008 A1, 1.51% (FSA Insured), VRDN (b)	89,030	89,027
Series 2008 A2, 1.57% (FSA Insured), VRDN (b)	15,000	15,000
Jacksonville Indl. Rev. (Passavant Area Hosp. Assoc. Proj.):
Series A, 1.62%, LOC Comerica Bank, Detroit, VRDN (b)	19,440	19,440
Series B, 1.62%, LOC Comerica Bank, Detroit, VRDN (b)	12,145	12,145
McHenry County Conservation District Gen. Oblig. Participating VRDN Series BA 08 3025X, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	8,460	8,460
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 2.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,500	2,500
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) 1.7%, LOC JPMorgan Chase Bank, VRDN (b)	2,050	2,050
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 1.62% (Liquidity Facility Bank of New York, New York) (b)(e)	5,085	5,085
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 53, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	12,995	12,995
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN:
Series Putters 2569, 1.63% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,200	6,200
Series Putters 2570, 1.63% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,400	8,400
Will County Cmnty. Unit School District #365 Participating VRDN Series DB 365, 1.57% (Liquidity Facility Deutsche Bank AG) (b)(e)	6,245	6,245
		977,357
Indiana - 1.4%
Avon 2000 Cmnty. School Bldg. Corp. Participating VRDN Series Putters 1055, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	6,225	6,225
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series DBE 549, 1.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	2,950	2,950

	Principal Amount (000s)	Value (000s)
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) 1.55%, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,600	$ 2,600
Indiana Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 12, 1.64% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	11,890	11,890
Series PZ 156, 1.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,635	5,635
(Ascension Health Proj.) Series 2008 E2, 1.49%, VRDN (b)	10,000	10,000
(DePauw Univ. Proj.) Series 2008 A, 1.55%, LOC Northern Trust Co., Chicago, VRDN (b)	6,000	6,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.):
Series 2005, 2.4%, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Series A, 2.43%, LOC Comerica Bank, Detroit, VRDN (b)	3,300	3,300
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Participating VRDN Series ROC II R 11160, 1.55% (Liquidity Facility Citibank NA) (b)(e)	9,625	9,625
(Sisters of St. Francis Health Services, Inc. Proj.) Series C, 1.52% (FSA Insured), VRDN (b)	16,500	16,500
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 1.55%, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Series 1997 B, 1.55%, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 1.61% (Liquidity Facility Wachovia Bank NA Charlotte ) (b)(e)	3,100	3,100
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN Series PT 3610, 1.56% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	18,480	18,480
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 1.57%, LOC Royal Bank of Scotland PLC, VRDN (b)	8,700	8,700
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	5,350	5,350
Purdue Univ. Rev.:
Participating VRDN Series DCL 08 60, 1.6% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	8,430	8,430
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series 2004 S, 1.6%, VRDN (b)	$ 2,000	$ 2,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 3.03%, LOC U.S. Bank NA, Minnesota, VRDN (b)	400	400
		158,185
Iowa - 0.2%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 2.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,435	4,435
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 2.43%, LOC KBC Bank NV, VRDN (b)	3,885	3,885
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	6,820	6,820
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 1.95%, LOC LaSalle Bank NA, VRDN (b)	12,050	12,050
		27,190
Kansas - 0.5%
Kansas Dept. of Trans. Hwy. Rev. Series 2004 C4, 1.3% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	25,575	25,575
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 324, 1.55% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,530	11,530
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 C, 2.4%, LOC Bank of America NA, VRDN (b)	15,000	15,000
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.55% (Liquidity Facility Societe Generale) (b)(e)	2,400	2,400
		54,505
Kentucky - 0.5%
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds:
Second Series 2005 A1:
1.65% tender 9/3/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,000	12,000
1.7% tender 10/7/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,000	12,000
Second Series 2005 A2, 2.2% tender 10/8/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500

	Principal Amount (000s)	Value (000s)
Kentucky Asset/Liability Commission Road Fund Bonds First Series 2007 A, 1.7% tender 10/7/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	$ 12,500	$ 12,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B3, 1.65% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	13,890	13,890
		62,890
Louisiana - 0.9%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) 1.53%, LOC SunTrust Banks, Inc., VRDN (b)	20,000	20,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 7050038 Class A, 1.59% (Liquidity Facility Citibank NA) (b)(e)	34,350	34,350
Series ROC II R 659, 2.61% (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series WF 08 6C, 1.59% (Liquidity Facility Wells Fargo & Co.) (b)(e)	20,000	20,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Wtr. & Swr. Rev. Proj.) 1.55% (FSA Insured), VRDN (b)	1,100	1,100
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series LB 08 P13W, 1.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	21,775	21,775
		101,725
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 1.45%, LOC KBC Bank NV, VRDN (b)	17,000	17,000
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 529, 1.72% (Liquidity Facility Bank of New York, New York) (b)(e)	4,485	4,485
		21,485
Maryland - 1.3%
Anne Arundel County Gen. Oblig. Series B, 1.75% 8/6/08, CP	17,000	17,000
Baltimore Gen. Oblig. Bonds 7% 10/15/08 (MBIA Insured)	5,190	5,249
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 1.57%, LOC RBS Citizens NA, VRDN (b)	8,000	8,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN:
Series MT 160, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	270	270
Series MT 552, 1.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	24,395	24,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Single Family Hsg. Rev. Participating VRDN Series MT 479, 1.64% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	$ 3,530	$ 3,530
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) 1.75%, LOC Fannie Mae, VRDN (b)	3,900	3,900
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds 5% 12/15/08	7,000	7,103
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) Second Series 2002 B, 5.25% 2/1/09	4,925	5,027
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Edenwald Proj.) Series B, 1.47%, LOC Manufacturers & Traders Trust Co., VRDN (b)	8,050	8,050
(Villa Julie College, Inc. Proj.) 1.48%, LOC Bank of America NA, VRDN (b)	37,790	37,790
Montgomery County Econ. Dev. Rev. (Georgetown Prepatory School, Inc. Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	4,250	4,250
Montgomery County Gen. Oblig. Series 2002, 1.7% 7/8/08, CP	16,500	16,500
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 1.2%, LOC Fannie Mae, VRDN (b)	8,880	8,880
		149,944
Massachusetts - 2.0%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series ROC II R 11286, 1.55% (Liquidity Facility Citibank NA) (b)(e)	6,780	6,780
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 41, 1.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	131,350	131,350
Series LB P62 W, 1.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	14,000	14,000
Series MS 06 1798, 1.65% (Liquidity Facility DEPFA BANK PLC) (b)(e)	16,800	16,800
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 1.83% 1/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	20,800	20,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 E, 1.55% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	36,470	36,470
		226,200

	Principal Amount (000s)	Value (000s)
Michigan - 4.3%
Detroit City School District Participating VRDN:
Series BA 01 P, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	$ 6,075	$ 6,075
Series BA 02 H, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	4,620	4,620
Series MS 06 1724, 1.6% (Liquidity Facility Morgan Stanley) (b)(e)	10,245	10,245
Series PA 997, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,840	9,840
Series PT 3364, 1.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	10,420	10,420
Detroit Swr. Disp. Rev.:
Participating VRDN:
Series EGL 06 127, 1.61% (Liquidity Facility Citibank NA) (b)(e)	19,600	19,600
Series PT 3755, 1.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	22,955	22,955
Series Putters 3756, 1.58% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,325	7,325
Series 2001 C1, 1.8% (FSA Insured), VRDN (b)	3,900	3,900
Series B, 1.85% (FSA Insured), VRDN (b)	45,995	45,995
Detroit Wtr. Supply Sys.:
Participating VRDN Series LB 07 P25W, 1.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	7,500	7,500
Series B, 1.57% (FSA Insured), VRDN (b)	15,000	15,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 1.55% (Liquidity Facility Societe Generale) (b)(e)	7,450	7,450
Fraser Pub. School District Participating VRDN Series AAB 05 39, 1.6% tender 12/6/08 (Liquidity Facility Bank of America NA) (b)(e)	8,000	8,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 1.48%, LOC RBS Citizens NA, VRDN (b)	4,315	4,315
L'Anse Creuse Pub. Schools Participating VRDN Series ROC II R 12177, 1.61% (Liquidity Facility Bank of New York, New York) (b)(e)	3,700	3,700
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 06 0142, 1.61% (Liquidity Facility Citibank NA) (b)(e)	13,700	13,700
Michigan Gen. Oblig.:
Participating VRDN:
Series Merlots 07 D90, 1.76% (Liquidity Facility Wachovia Bank NA Charlotte ) (b)(e)	8,505	8,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2081, 1.63% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 11,245	$ 11,245
Series ROC II R 3061, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(e)	10,325	10,325
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	85,000	85,221
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series Putters 1404, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	14,195	14,195
(Henry Ford Health Sys. Proj.) Series 2007, 1.54%, LOC JPMorgan Chase Bank, VRDN (b)	45,000	45,000
(Trinity Health Sys. Proj.) Series E, 1.7% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (b)	14,500	14,500
Series C, 1.61%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,900	11,900
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series MS 718, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	29,880	29,880
Series MT 287, 1.54% (Liquidity Facility DEPFA BANK PLC) (b)(e)	7,000	7,000
RAN Series B2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	26,000	26,028
Michigan State Univ. Revs. Series 2000 A:
1.6% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	6,665	6,665
1.6% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	2,100	2,100
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 1.55%, LOC ABN-AMRO Bank NV, VRDN (b)	14,725	14,725
Michigan Trunk Line Participating VRDN Series Floaters 01 569, 1.6% (Liquidity Facility Morgan Stanley) (b)(e)	8,295	8,295
		496,224
Minnesota - 2.4%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.):
Series 2007 C1, 1.45%, LOC Wells Fargo Bank NA, VRDN (b)	7,400	7,400
Series 2007 C2, 1.56%, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
(Children's Hospitals and Clinics Proj.) Series 2007 A, 2.45% (FSA Insured), VRDN (b)	15,500	15,500

	Principal Amount (000s)	Value (000s)
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 1.6% 9/5/08, LOC WestLB AG, CP	$ 8,075	$ 8,075
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C4, 2.4% (Assured Guaranty Corp. Insured), VRDN (b)	35,000	35,000
Series 2008 C4B, 2.43% (Assured Guaranty Corp. Insured), VRDN (b)	2,700	2,700
Minnesota Gen. Oblig.:
Bonds 5% 8/1/08	14,000	14,015
Participating VRDN:
Series EGL 01 2301 Class A, 1.56% (Liquidity Facility Citibank NA) (b)(e)	3,300	3,300
Series MS 01 719, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	42,510	42,510
Series ROC II R 4039, 1.55% (Liquidity Facility Citigroup, Inc.) (b)(e)	3,610	3,610
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.6%, LOC Fannie Mae, VRDN (b)	21,550	21,550
Rochester Health Care Facilities Rev.:
Bonds (Mayo Foundation/Mayo Med. Ctr. Proj.) Series 2001 A, 1.7% tender 7/10/08 (Liquidity Facility Wachovia Bank NA Charlotte), CP mode	15,000	15,000
Series 2008 C, 1.69% 10/2/08, CP	10,000	10,000
Roseville Health Care Facilities (Presbyterian Homes Proj.) 2.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,195	3,195
Univ. of Minnesota:
Series 1999 A, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	53,895	53,895
Series 2001 C, 1.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	29,265	29,265
		275,015
Mississippi - 0.6%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.):
Series 1985 G1, 2% tender 10/2/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,100	1,100
Series 1985 G2, 2% tender 10/2/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,800	4,800
Mississippi Bus. Fin. Corp. (SG Resources Mississippi, LLC Proj.) Series 2007, 1.53%, LOC SunTrust Banks, Inc., VRDN (b)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Dev. Bank Spl. Oblig. (Walnut Grove Youth Correctional Facilities) Series 2008 A, 1.55%, LOC Bank of America NA, VRDN (b)	$ 19,000	$ 19,000
Mississippi Gen. Oblig.:
Participating VRDN:
Series MS 905, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	3,325	3,325
Series ROC II R 10182, 1.55% (Liquidity Facility Citibank NA) (b)(e)	5,200	5,200
Series 2007, 1.55% (Liquidity Facility Bank of America NA), VRDN (b)	25,000	25,000
		68,425
Missouri - 2.1%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1935, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	7,960	7,960
Golden Valley Memorial Hosp. District 1.62%, LOC Bank of America NA, VRDN (b)	9,745	9,745
Jackson County Spl. Oblig. Participating VRDN Series ROC II R 4091, 1.81% (Liquidity Facility Citigroup, Inc.) (b)(e)	18,450	18,450
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) 1.54%, LOC Bank of America NA, VRDN (b)	7,000	7,000
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,855	7,855
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series EGL 07 0001, 1.56% (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
(DeSmet Jesuit High School Proj.) Series 2002, 2.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,900	5,900
(Saint Louis Univ. Proj.) Series 1999 B, 2.43% (Liquidity Facility Bank of America NA), VRDN (b)	31,055	31,055
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(BJC Health Sys. Proj.) Series B, 1.7% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,000	8,000
(SSM Health Care Sys. Proj.):
Series 2005 C1, 1.85% (FSA Insured), VRDN (b)	20,600	20,600

	Principal Amount (000s)	Value (000s)
Series 2005 D2, 1.52% (FSA Insured), VRDN (b)	$ 12,400	$ 12,400
Series 2005 D3, 1.7% (FSA Insured), VRDN (b)	7,500	7,500
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (b)	12,100	12,100
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 496, 1.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	59,540	59,540
Series MT 499, 1.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	16,000	16,000
Saint Louis Arpt. Rev. Participating VRDN Series DCL 08 017, 1.55% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	15,280	15,280
		241,385
Nebraska - 0.7%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 2.1%, LOC Allied Irish Banks PLC, VRDN (b)	210	210
Lincoln Elec. Sys. Rev. Series 2005, 2.1% 7/8/08, CP	19,300	19,300
Omaha Gen. Oblig. Participating VRDN:
Series EGL 04 10 Class A, 1.56% (Liquidity Facility Citibank NA) (b)(e)	13,065	13,065
Series ROC II R 10085, 1.55% (Liquidity Facility Citibank NA) (b)(e)	10,830	10,830
Omaha Pub. Pwr. District Participating VRDN Series EGL 7053008 Class A, 1.58% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	15,000	15,000
Omaha Pub. Pwr. District Elec. Rev. 1.6% 9/12/08 (Liquidity Facility JPMorgan Chase Bank), CP	22,300	22,300
		80,705
Nevada - 1.9%
Clark County Arpt. Rev. Series 2008 D2, 1.54%, LOC Landesbank Baden-Wuert, VRDN (b)	54,400	54,400
Clark County Fuel Tax:
Participating VRDN:
Series EGL 07 0011, 1.59% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	18,800	18,800
Series MS 1282, 2.05% (Liquidity Facility Morgan Stanley) (b)(e)	13,150	13,150
Series 2008 A, 1.6% 8/14/08, LOC BNP Paribas SA, CP	12,000	12,000
Clark County Hwy. Impt. Rev. Participating VRDN Series ROC II R 11391, 1.58% (Liquidity Facility Citibank NA) (b)(e)	5,995	5,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District Participating VRDN:
Series BA 08 1127, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	$ 11,630	$ 11,630
Series BBT 08 6, 1.55% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	12,595	12,595
Series Clipper 07 35, 1.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	24,630	24,630
Series Floaters 2561, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	3,438	3,438
Series Merlots 05 B3, 1.76% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(e)	8,705	8,705
Series PZ 174, 1.57% (Liquidity Facility Wells Fargo & Co.) (b)(e)	27,100	27,100
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 C, 1.85% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	24,270	24,270
		216,713
New Jersey - 0.4%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V2, 1.9%, LOC Dexia Cr. Local de France, VRDN (b)	20,300	20,300
Series 2008 V4, 1.47%, LOC Bank of America NA, VRDN (b)	10,000	10,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series MS 2689, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	14,900	14,900
New Jersey Gen. Oblig. Participating VRDN Series PT 3272, 1.53% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	6,350	6,350
		51,550
New Mexico - 0.3%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series PT 2202, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,375	5,375
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A2, 1.65%, LOC UBS AG, VRDN (b)	8,000	8,000
Series 2008 B2, 1.65%, LOC UBS AG, VRDN (b)	12,000	12,000
Portales Student Hsg. Rev. Series A, 1.58%, LOC Banco Santander SA, VRDN (b)	13,520	13,520
		38,895

	Principal Amount (000s)	Value (000s)
New York - 2.2%
Erie County Indl. Dev. Agcy. School Facilities Rev. Participating VRDN Series MS 2675, 1.63% (Liquidity Facility Morgan Stanley) (b)(e)	$ 8,625	$ 8,625
New York City Gen. Oblig. Series 2008 J8, 1.7%, LOC Landesbank Baden-Wuert, VRDN (b)	26,300	26,300
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 74 Class A, 1.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	7,045	7,045
Series EGL 7050083 Class A, 1.6% (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series Merlots 00 DDD, 1.61% (Liquidity Facility Wachovia Bank NA Charlotte ) (b)(e)	18,560	18,560
Series ROC II R 11264, 1.54% (Liquidity Facility Citibank NA) (b)(e)	5,585	5,585
Series ROC II R 406, 1.54% (Liquidity Facility Citibank NA) (b)(e)	12,865	12,865
Series ROC II R 441, 1.54% (Liquidity Facility Citibank NA) (b)(e)	10,300	10,300
Series 2008 B1, 1.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	50,900	50,900
Series 2008 BB1, 1.7% (Liquidity Facility Fortis Banque SA), VRDN (b)	19,900	19,900
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series EGL 07 0029, 1.58% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	9,000	9,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 0138, 1.55% (Liquidity Facility Citibank NA) (b)(e)	13,680	13,680
Series EGL 06 47 Class A, 1.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	28,300	28,300
New York Local Govt. Assistance Corp. Series 2003 A4V, 1.45% (FSA Insured), VRDN (b)	12,200	12,200
New York Pwr. Auth. Series 1, 1.63% 8/28/08, CP	17,450	17,450
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series ROC II R 10108, 1.65% (Liquidity Facility Citigroup, Inc.) (b)(e)	9,095	9,095
		257,805
North Carolina - 2.9%
Charlotte Gen. Oblig. Series 2007, 1.5% (Liquidity Facility KBC Bank NV), VRDN (b)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Wtr. & Swr. Sys. Rev. Series B, 1.45% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	$ 21,875	$ 21,875
Fayetteville Pub. Works Commission:
1.52% (FSA Insured), VRDN (b)	10,860	10,860
1.52% (FSA Insured), VRDN (b)	4,700	4,700
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 1.55% (Liquidity Facility Bank of America NA), VRDN (b)	2,400	2,400
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series BA 08 1076, 1.59% (Liquidity Facility Bank of America NA) (b)(e)	46,845	46,845
Series EGL 07 0016, 1.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	16,000	16,000
Series EGL 7053004 Class A, 1.55% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	13,105	13,105
Series GS 08 9TP, 1.58% (Liquidity Facility Wells Fargo & Co.) (b)(e)	6,050	6,050
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.48%, LOC Wachovia Bank NA Charlotte, VRDN (b)	7,520	7,520
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,095	6,095
North Carolina Gen. Oblig.:
Series 2002 D, 1.5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	28,100	28,100
Series 2002 E, 1.5% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	10,000	10,000
North Carolina Grant Anticipation Rev. Bonds 4% 3/1/09	4,875	4,951
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 10313, 1.62% (Liquidity Facility Citigroup, Inc.) (b)(e)	31,200	31,200
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series A, 1.7%, LOC Bank of America NA, VRDN (b)	30,300	30,300
Series B, 1.7%, LOC Bank of America NA, VRDN (b)	29,300	29,300
North Carolina Ports Auth. Port Facilities Rev. Series 2006 A1, 1.55%, LOC Bank of America NA, VRDN (b)	10,160	10,160
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 1.45% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	6,800	6,800

	Principal Amount (000s)	Value (000s)
Orange Wtr. & Swr. Auth. Series 2004 B, 1.55% (Liquidity Facility Bank of America NA), VRDN (b)	$ 3,300	$ 3,300
Piedmont Triad Arpt. Auth. Series 2008 A, 1.55%, LOC Branch Banking & Trust Co., VRDN (b)	6,000	6,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series BBT 08 11, 1.64% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	21,690	21,690
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 1.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	15,365	15,365
		334,616
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A1, 1.52% (Assured Guaranty Corp. Insured), VRDN (b)	10,180	10,180
Ohio - 2.9%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 2.07%, LOC JPMorgan Chase Bank, VRDN (b)	24,100	24,100
Butler County Health Facilities Rev. (LifeSphere Proj.) 1.48%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,045	8,045
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) 2.43%, LOC JPMorgan Chase Bank, VRDN (b)	16,000	16,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 1.58% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	11,985	11,985
Columbus Swr. Rev. Participating VRDN Series BBT 08 5, 1.55% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,275	5,275
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 1.62%, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Franklin County Rev. (Trinity Health Cr. Group Proj.) Series 2000 F, 1.4% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	64,265	64,265
Hamilton County Hosp. Facilities Rev. Series 2002 A, 1.54%, LOC JPMorgan Chase Bank, VRDN (b)	18,085	18,085
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 1.7%, LOC JPMorgan Chase Bank, VRDN (b)	7,800	7,800
Series 2008 A, 1.55%, LOC JPMorgan Chase Bank, VRDN (b)	28,500	28,500
Series 2008 B, 1.55%, LOC JPMorgan Chase Bank, VRDN (b)	28,750	28,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Generation Corp. Proj.):
Series 2008 A, 1.55%, LOC Barclays Bank PLC, VRDN (b)	$ 26,260	$ 26,260
Series B, 1.8%, LOC Bank of America NA, VRDN (b)	46,000	46,000
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 A, 1.45%, VRDN (b)	9,630	9,630
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 1.5%, LOC RBS Citizens NA, VRDN (b)	8,600	8,600
Series 2008 C, 1.43%, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
Series 2008 D, 1.4%, LOC JPMorgan Chase Bank, VRDN (b)	5,175	5,175
Series 2008 E, 1.5%, LOC RBS Citizens NA, VRDN (b)	10,000	10,000
Ohio Wtr. Dev. Auth. Rev. Bonds Series DCL 08 046, 1.64%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France) (b)(e)(f)	5,625	5,625
		333,095
Oklahoma - 0.4%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 1.55%, LOC Bank of America NA, VRDN (b)	29,565	29,565
Tulsa County Indl. Auth. Cap. Impts. Rev. Bonds Series D, 5% 7/1/08 (FSA Insured)	5,755	5,755
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series BA 08 3500, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	9,900	9,900
Univ. Hosps Trust Rev. Series 2005 A, 1.55%, LOC Bank of America NA, VRDN (b)	5,400	5,400
		50,620
Oregon - 0.6%
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN Series Putters 469, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,530	9,530
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 1.56%, LOC Wells Fargo Bank NA, VRDN (b)	15,000	15,000
(PeaceHealth Proj.):
Series 2008 B, 1.55%, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,000	11,000
Series 2008 D, 1.55%, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000

	Principal Amount (000s)	Value (000s)
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 B, 1.65%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	$ 7,400	$ 7,400
Oregon Homeowner Rev. Participating VRDN:
Series MT 327, 1.64% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	2,205	2,205
Series PT 540, 1.64% (Liquidity Facility Bank of New York, New York) (b)(e)	5,090	5,090
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,050	10,050
		66,275
Pennsylvania - 4.0%
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 1.47%, LOC Bank of America NA, VRDN (b)	14,200	14,200
Dallastown Area School District York County 1.7% (FSA Insured), VRDN (b)	15,500	15,500
Dauphin County Gen. Auth. (Pinnacle Health Systems Proj.) 1.52% (FSA Insured), VRDN (b)	4,600	4,600
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 1.58%, LOC KBC Bank NV, VRDN (b)	3,955	3,955
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 1.61% (Liquidity Facility Bank of New York, New York) (b)(e)	45,400	45,400
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 1.52%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,000	8,000
Erie Wtr. Auth. Rev. Series 2006 A, 1.5% (FSA Insured), VRDN (b)	25,920	25,920
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 2.1%, LOC JPMorgan Chase Bank, VRDN (b)	150	150
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 1.6%, LOC Bank of New York, New York, VRDN (b)	4,555	4,555
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 1.8%, LOC Fannie Mae, VRDN (b)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 1.8%, LOC Fannie Mae, VRDN (b)	10,725	10,725
Pennsylvania Gen. Oblig. Participating VRDN Series MS 2573, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	4,283	4,283
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 1.54% (Liquidity Facility Lloyds TSB Bank PLC) (b)(e)	$ 28,155	$ 28,155
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.):
Series 2008 A, 1.7% (FSA Insured), VRDN (b)	5,000	5,000
Series 2008 B, 1.7% (FSA Insured), VRDN (b)	30,000	30,000
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN:
Series EGL 06 161, 1.63% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	28,780	28,780
Series Merlots 07 D68, 1.76% (Liquidity Facility Wachovia Bank NA Charlotte ) (b)(e)	10,610	10,610
Series MS 06 1552, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	16,000	16,000
Series MS 06 1586, 1.65% (Liquidity Facility DEPFA BANK PLC) (b)(e)	8,305	8,305
Pennsylvania Tpk. Commission Registration Fee Rev. Series C, 1.5% (FSA Insured), VRDN (b)	10,730	10,730
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 1.55%, LOC Bank of America NA, VRDN (b)	7,995	7,995
Philadelphia Gen. Oblig. Participating VRDN Series ROC II R 12231, 1.6% (Liquidity Facility Citibank NA) (b)(e)	4,650	4,650
Philadelphia School District:
Series 2008 A1, 1.55%, LOC Bank of America NA, VRDN (b)	53,000	53,000
Series 2008 A3, 1.55%, LOC Bank of America NA, VRDN (b)	22,100	22,100
Series 2008 B1, 1.43%, LOC Wachovia Bank NA Charlotte, VRDN (b)	11,900	11,900
Series 2008 B4, 1.43%, LOC Wachovia Bank NA Charlotte, VRDN (b)	20,000	20,000
Series 2008 C1, 1.55%, LOC Commerce Bank NA (OLD), VRDN (b)	11,800	11,800
Philadelphia Wtr. & Wastewtr. Rev. 1.52% (FSA Insured), VRDN (b)	26,785	26,785
Washington County Auth. Rev. 1.35%, VRDN (b)	17,225	17,225
		459,493

	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Care New England Health Sys. Proj.) Series 2008 A, 1.55%, LOC JPMorgan Chase Bank, VRDN (b)	$ 15,500	$ 15,500
South Carolina - 1.4%
Beaufort County School District BAN 1.65% 4/10/09	21,465	21,468
Berkeley County School District Participating VRDN Series MSCO 01 656, 1.6% (Liquidity Facility Morgan Stanley) (b)(e)	8,423	8,423
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN:
Series ROC II R 481X, 1.58% (Liquidity Facility Citibank NA) (b)(e)	15,075	15,075
Series ROC II R 515, 1.58% (Liquidity Facility Citibank NA) (b)(e)	12,215	12,215
Horry County School District Participating VRDN Series ROC II R 754 PB, 1.6% (Liquidity Facility Deutsche Postbank AG) (b)(e)	5,640	5,640
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series EGL 720053021 Class A, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	15,615	15,615
Series ROC II R 10288, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,210	4,210
Series ROC II R 11426, 1.55% (Liquidity Facility Citibank NA) (b)(e)	30,145	30,145
Series ROC II R 6007, 1.81% (Liquidity Facility Citigroup, Inc.) (b)(e)	13,485	13,485
Series ROC II R 8059, 1.81% (Liquidity Facility Citigroup, Inc.) (b)(e)	10,570	10,570
1.6% 7/1/08, CP	5,200	5,200
1.67% 7/10/08, CP	5,600	5,600
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, 1.63%, LOC Branch Banking & Trust Co., VRDN (b)	12,000	12,000
		159,646
Tennessee - 2.0%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 2.5%, LOC SunTrust Banks, Inc., VRDN (b)	9,000	9,000
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 1.55%, LOC Bank of America NA, VRDN (b)	8,380	8,380
Jackson Energy Auth. Gas Sys. Rev. 1.5% (FSA Insured), VRDN (b)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Jackson Energy Auth. Wastewtr. Sys. Rev. 1.55% (FSA Insured), VRDN (b)	$ 13,295	$ 13,295
Jackson Energy Auth. Wtr. Sys. Rev. 1.5% (FSA Insured), VRDN (b)	18,895	18,895
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 1.5%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Memphis Elec. Sys. Rev. Bonds Series A, 5% 12/1/08 (FSA Insured)	43,050	43,325
Memphis Gen. Oblig. 1.73% 10/1/08 (Liquidity Facility WestLB AG), CP	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev.:
(Country Music Hall of Fame Proj.) Series 1999, 1.53%, LOC Bank of America NA, VRDN (b)	7,000	7,000
(Nashville Symphony Hall Proj.) 1.55%, LOC Bank of America NA, VRDN (b)	44,250	44,250
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 1.58% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	5,000	5,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Belmont Univ. Proj.) 1.5%, LOC SunTrust Banks, Inc., VRDN (b)	3,295	3,295
Shelby County Gen. Oblig.:
Participating VRDN Series ROC II R 10172, 1.55% (Liquidity Facility Citibank NA) (b)(e)	6,780	6,780
Series 2008 A, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	17,355	17,355
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Healthcare Proj.) Series 2008 A, 1.5% (Assured Guaranty Corp. Insured), VRDN (b)	20,000	20,000
Tennessee Gen. Oblig.:
Bonds Series A, 5% 10/1/08	3,500	3,514
Series A, 1.6% 8/12/08 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	12,500	12,500
		228,889
Texas - 18.7%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 1.58% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,360	10,360
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 1.55% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,245	10,245

	Principal Amount (000s)	Value (000s)
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series ROC II R 10100, 1.6% (Liquidity Facility Citibank NA) (b)(e)	$ 9,000	$ 9,000
Series SGA 131, 1.6% (Liquidity Facility Societe Generale) (b)(e)	8,605	8,605
Austin Gen. Oblig. Participating VRDN Series ROC II R 10134, 1.55% (Liquidity Facility Citibank NA) (b)(e)	5,530	5,530
Austin Util. Sys. Rev. Series A, 1.7% 8/12/08, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,075	9,075
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN Series Merlots 01 A63, 1.76% (Liquidity Facility Bank of New York, New York) (b)(e)	6,415	6,415
1.6% (FSA Insured), VRDN (b)	24,680	24,680
Canadian River Muni. Wtr. Auth. Participating VRDN Series PT 3276, 2.47% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,235	5,235
Carrollton-Farmers Branch Independent School District Bonds 6% 2/15/12 (Permanent School Fund of Texas Guaranteed) (Pre-Refunded to 2/15/09 @ 100) (d)	2,925	3,003
Crowley Independent School District Participating VRDN Series MS 1171, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	5,105	5,105
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN Series MS 06 1654, 1.58% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	23,290	23,290
Series 2001, 1.7% 7/23/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
Dallas Gen. Oblig. Participating VRDN:
Series 07 189, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	2,565	2,565
Series MS 2609, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	5,500	5,500
Dallas Wtrwks. & Swr. Sys. Rev.:
Bonds 4.5% 10/1/08	6,400	6,443
Participating VRDN:
Series PT 3441, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,755	8,755
Series Putters 1434, 1.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,195	2,195
Series Solar 06 60, 1.57% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	19,425	19,425
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Denton Independent School District Participating VRDN Series DB 513, 1.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	$ 31,705	$ 31,705
Dickinson Independent School District Participating VRDN Series AAB 06 10, 1.59% (Liquidity Facility Bank of America NA) (b)(e)	12,615	12,615
Edinburg Consolidated Independent School District Participating VRDN:
Series Putters 1027, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	11,615	11,615
Series SGA 106, 1.55% (Liquidity Facility Societe Generale) (b)(e)	2,485	2,485
El Paso Gen. Oblig. Participating VRDN Series BA 08 1057, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	8,570	8,570
Fort Worth Independent School District Participating VRDN Series Putters 2584, 1.63% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	14,970	14,970
Frisco Independent School District Participating VRDN Series Putters 476, 1.63% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,210	5,210
Goose Creek Independent School District Participating VRDN Series PZ 219, 1.57% (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	10,285	10,285
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 1.55% (Liquidity Facility Citibank NA) (b)(e)	3,795	3,795
Harlandale Independent School District Participating VRDN Series SGA 100, 1.6% (Liquidity Facility Societe Generale) (b)(e)	7,480	7,480
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 1.7%, LOC JPMorgan Chase Bank, VRDN (b)	30,600	30,600
Series 2008 B, 1.55%, LOC Allied Irish Banks PLC, VRDN (b)	11,000	11,000
Harris County Flood Cont. District Participating VRDN Series ROC II R 11313, 1.55% (Liquidity Facility Citibank NA) (b)(e)	13,085	13,085
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 1.58% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	40,000	40,000
Series EGL 02 6012 Class A, 1.63% (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
Series Putters 545, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	9,300	9,300

	Principal Amount (000s)	Value (000s)
Series Putters 646, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 4,160	$ 4,160
Series ROC II R 11314, 1.55% (Liquidity Facility Citibank NA) (b)(e)	2,865	2,865
Series ROC II R 12038, 1.62% (Liquidity Facility Citigroup, Inc.) (b)(e)	5,580	5,580
Series ROC II R 718 PB, 1.6% (Liquidity Facility Deutsche Postbank AG) (b)(e)	9,925	9,925
Harris County Health Facilities Dev. Corp. Hosp. Rev.:
Participating VRDN Series LB 05 L15, 1.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	7,445	7,445
(Baylor College of Medicine Proj.):
Series 2008 A, 1.5%, LOC Compass Bank, VRDN (b)	13,100	13,100
Series 2008 C, 1.55%, LOC Commerzbank AG, VRDN (b)	19,080	19,080
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 A, 1.55% (FSA Insured), VRDN (b)	22,900	22,900
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 07 0117, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	7,000	7,000
Series Putters 2759, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	9,980	9,980
Series ROC II R 10283, 1.6% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	7,560	7,560
Houston Gen. Oblig.:
Participating VRDN Series Putters 1151, 2.05% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	12,485	12,485
Series 2003 D:
1.65% 8/6/08 (Liquidity Facility DEPFA BANK PLC), CP	10,000	10,000
1.65% 8/6/08 (Liquidity Facility DEPFA BANK PLC), CP	5,000	5,000
Series E1, 1.65% 9/4/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	15,000	15,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series MS 06 2042, 1.55% (Liquidity Facility Wells Fargo & Co.) (b)(e)	18,870	18,870
(Rice Univ. Proj.):
Series 2006 B, 1.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,600	5,600
Series 2008 B, 1.7%, VRDN (b)	36,000	36,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Independent School District Participating VRDN Series PT 3160, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,345	$ 5,345
Houston Util. Sys. Rev.:
Participating VRDN:
Series DBE 551, 1.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	4,600	4,600
Series PT 2303, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,600	5,600
Series 2004 A:
1.6% 8/14/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	26,500	26,500
2.25% 7/10/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	16,300	16,300
Series 2004 B4, 1.4%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	15,855	15,855
Series 2004 B5, 1.4%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (b)	24,000	24,000
Series 2008 A1, 1.55%, LOC Bank of America NA, VRDN (b)	47,500	47,500
Series 2008 A2, 1.55%, LOC Bank of America NA, VRDN (b)	12,075	12,075
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series BA 02 F, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	6,525	6,525
Humble Independent School District Participating VRDN Series Solar 06 20, 1.55% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	14,320	14,320
Hutto Independent School District Participating VRDN 1.61% (Liquidity Facility Bank of New York, New York) (b)(e)	9,380	9,380
Judson Independent School District Participating VRDN Series DB 423, 1.55% (Liquidity Facility Deutsche Bank AG) (b)(e)	10,935	10,935
Klein Independent School District Participating VRDN Series PT 3371, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,225	3,225
Leander Independent School District Participating VRDN:
Series PT 2405, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,190	5,190
Series Putters 507, 1.63% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,125	7,125

	Principal Amount (000s)	Value (000s)
Lower Colorado River Auth. Rev.:
Participating VRDN Series EGL 00 4302, 1.63% (Liquidity Facility Citibank NA) (b)(e)	$ 5,880	$ 5,880
Series A, 1.7% 8/7/08 (Liquidity Facility JPMorgan Chase Bank), CP	14,300	14,300
Mansfield Independent School District Participating VRDN Series PA 1174, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,080	10,080
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1064, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,820	5,820
Mesquite Independent School District Participating VRDN Series PT 2192, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,205	6,205
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 1.55% (Liquidity Facility Societe Generale) (b)(e)	6,000	6,000
North East Texas Independent School District Participating VRDN:
Series EGL 07 0123, 1.54% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(e)	8,935	8,935
Series PT 3951, 1.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	14,430	14,430
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series ROC II R 593 PB, 1.88% (Liquidity Facility Deutsche Postbank AG) (b)(e)	8,435	8,435
Series ROC II R 6074, 1.81% (Liquidity Facility Citigroup, Inc.) (b)(e)	14,605	14,605
North Texas Tollway Auth. Rev. Participating VRDN:
Series DB 620, 1.58% (Liquidity Facility Deutsche Bank AG) (b)(e)	18,320	18,320
Series MS 2818, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	16,870	16,870
Nueces County Participating VRDN Series PT 2178, 2.46% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,485	10,485
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.75% tender 7/3/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	24,500	24,500
Oakbend Med. Ctr. Hosp. Rev. 2.73%, LOC Regions Bank of Alabama, VRDN (b)	6,250	6,250
Odessa Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10146, 1.6% (Liquidity Facility Citibank NA) (b)(e)	7,695	7,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 11,000	$ 11,000
Plano Independent School District Participating VRDN Series Putters 1428, 1.55% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,185	5,185
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 1.6%, VRDN (b)	4,500	4,500
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series A, 5% 2/1/17 (Pre-Refunded to 2/1/09 @ 101) (d)	12,965	13,366
Participating VRDN:
Series BBT 08 26, 1.55% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,400	5,400
Series MS 08 2450, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	2,675	2,675
Series Putters 2503, 1.6% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	3,700	3,700
Series ROC II R 11496, 1.55% (Liquidity Facility Citibank NA) (b)(e)	6,835	6,835
Series A:
1.6% 8/14/08, CP	8,900	8,900
1.7% 10/7/08, CP	10,000	10,000
1.8% 7/3/08, CP	8,550	8,550
1.8% 8/7/08, CP	9,500	9,500
1.9% 7/3/08, CP	29,000	29,000
1.9% 10/8/08, CP	15,000	15,000
1.6% (Liquidity Facility Bank of America NA), VRDN (b)	5,000	5,000
San Antonio Gen. Oblig. Participating VRDN Series Putters PZ 146, 1.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	15,380	15,380
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 1.61% (Liquidity Facility Citibank NA) (b)(e)	6,055	6,055
Series EGL 06 5 Class A, 1.82% (Liquidity Facility Citibank NA) (b)(e)	14,500	14,500
Series Merlots 00 VV, 1.61% (Liquidity Facility Wachovia Bank NA Charlotte) (b)(e)	21,000	21,000
Series MS 1237, 2.05% (Liquidity Facility Morgan Stanley) (b)(e)	18,750	18,750
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 1.6%, LOC Bank of America NA, VRDN (b)	12,900	12,900

	Principal Amount (000s)	Value (000s)
Socorro Independent School District Participating VRDN Series Putters 1036, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 9,580	$ 9,580
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 1.6% (Liquidity Facility Bank of New York, New York), VRDN (b)	9,130	9,130
Springfield Pub. Util. Rev. Participating VRDN Series AAB 07 6, 1.59% (Liquidity Facility Bank of America NA) (b)(e)	11,770	11,770
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.):
Series 2008 1, 1.52%, LOC Bank of America NA, VRDN (b)	18,075	18,075
Series 2008 2, 1.4%, LOC JPMorgan Chase Bank, VRDN (b)	56,000	56,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series MS 2834, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	12,735	12,735
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 1.61% (Liquidity Facility Wachovia Bank NA Charlotte ) (b)(e)	7,865	7,865
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 1.8%, LOC JPMorgan Chase Bank, VRDN (b)	7,600	7,600
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 4005, 1.55% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,900	4,900
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 1.55%, LOC Freddie Mac, VRDN (b)	8,400	8,400
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 06 126, Class A, 1.56% (Liquidity Facility Citibank NA) (b)(e)	14,400	14,400
Series EGL 07 139, 1.55% (Liquidity Facility Citibank NA) (b)(e)	8,685	8,685
Series MS 06 2043, 1.55% (Liquidity Facility Wells Fargo & Co.) (b)(e)	7,270	7,270
Series MS 1147, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	3,805	3,805
Series MS 2555, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	2,560	2,560
Series PT 3018, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,440	5,440
Series Putters 05 1013A, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,615	3,615
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series Putters 1016, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,275	$ 3,275
Series Putters 2337, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,140	8,140
Series ROC II R 11157, 1.55% (Liquidity Facility Citibank NA) (b)(e)	3,170	3,170
Series ROC II R 4020, 1.55% (Liquidity Facility Citigroup, Inc.) (b)(e)	2,330	2,330
Series Solar 06 57, 1.58% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,280	10,280
TRAN 4.5% 8/28/08	473,100	473,687
Texas Pub. Fin. Auth. Series 2002 A, 1.65% 10/8/08 (Liquidity Facility Texas Gen. Oblig.), CP	7,300	7,300
Texas Pub. Fin. Auth. Rev. Series 2003, 1.67% 7/10/08, CP	8,000	8,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN:
Series PT 3473, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	8,065	8,065
Series PT 3474, 1.56% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	12,670	12,670
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series ROC II R 12011, 1.55% (Liquidity Facility Citigroup, Inc.) (b)(e)	6,450	6,450
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	5,000	5,000
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 1.6% (Liquidity Facility Societe Generale) (b)(e)	3,000	3,000
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series BBT 08 25, 1.55% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,110	5,110
Series Putters 584, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	18,745	18,745
Series ROC II R 11077, 1.55% (Liquidity Facility Citibank NA) (b)(e)	2,550	2,550
Series 2002 A, 1.65% 10/6/08 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,800

	Principal Amount (000s)	Value (000s)
Univ. of Texas Permanent Univ. Fund Rev.:
Bonds Series A, 2.5%, tender 7/2/08 (b)	$ 75,200	$ 75,202
Series 2008 A:
1.85% 8/5/08, CP	12,000	12,000
1.85% 8/6/08, CP	10,000	10,000
1.85% 8/6/08, CP	7,500	7,500
Victoria Independent School District Participating VRDN Series WF 08 26C, 1.58% (Liquidity Facility Wells Fargo & Co.) (b)(e)	12,420	12,420
Wichita Falls Independent School District Participating VRDN Series PT 4080, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	17,900	17,900
Wylie Independent School District Participating VRDN Series PT 2316, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,405	6,405
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	2,840	2,840
Series Putters 1051, 1.63% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,795	5,795
		2,155,636
Utah - 1.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series A:
5% 7/1/08 (FSA Insured)	2,500	2,500
6% 7/1/08 (MBIA Insured)	5,000	5,000
Series 1997 B3, 2.15% 8/6/08 (Liquidity Facility Bank of Nova Scotia), CP	45,000	45,000
Series 1998 B4, 2.15% 8/6/08 (Liquidity Facility Bank of Nova Scotia), CP	32,300	32,300
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series A, 1.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	25,250	25,250
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 1.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	48,000	48,000
Utah Board of Regency Rev. Participating VRDN Series PT 4321, 1.56% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	11,960	11,960
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BA 08 1136, 1.6% (Liquidity Facility Bank of America NA) (b)(e)	5,625	5,625
Series MS 1197, 1.6% (Liquidity Facility Morgan Stanley) (b)(e)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Transit Auth. Sales Tax Rev. Participating VRDN: - continued
Series ROC II R 609PB, 1.6% (Liquidity Facility Deutsche Postbank AG) (b)(e)	$ 4,610	$ 4,610
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 1.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	14,025	14,025
		214,270
Virginia - 1.7%
Caroline County Indl. Dev. Auth. Econ. Dev. Rev. Series G, 1.55%, LOC Regions Bank of Alabama, VRDN (b)	16,835	16,835
Chesterfield County Econ. Dev. Auth. Rev. (Bon Secours Health Sys., Inc. Proj.) Series 2008 C2, 1.52% (Assured Guaranty Corp. Insured), VRDN (b)	7,220	7,220
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (b)	16,700	16,700
Henrico County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 753 PB, 1.88% (Liquidity Facility Deutsche Postbank AG) (b)(e)	6,260	6,260
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys., Inc. Proj.) Series 2008 B1, 1.52% (Assured Guaranty Corp. Insured), VRDN (b)	8,435	8,435
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 1.6% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,910	4,910
Loudoun County Indl. Dev. Auth. (Loudoun Country Day School, Inc. Proj.) 1.48%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,850	5,850
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 1.6% (Liquidity Facility Citibank NA) (b)(e)	4,880	4,880
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R 10329, 1.55% (Liquidity Facility Citigroup, Inc.) (b)(e)	28,125	28,125
Univ. of Virginia Gen. Rev. Participating VRDN:
Series BBT 08 30, 1.55% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	7,570	7,570
Series EGL 06 17 Class A, 1.56% (Liquidity Facility Citibank NA) (b)(e)	12,200	12,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	27,805	27,805
Virginia Commonwealth Trans. Board Bonds 5.5% 10/1/08	8,000	8,041

	Principal Amount (000s)	Value (000s)
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series MS 01 727, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	$ 3,570	$ 3,570
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Floaters 2216, 1.7% (Liquidity Facility Morgan Stanley) (b)(e)	16,720	16,720
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	16,860	16,860
		191,981
Washington - 4.5%
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,080	5,080
Energy Northwest Elec. Rev.:
Bonds (#1 Proj.) Series 2004 A, 5.25% 7/1/08	9,345	9,345
Participating VRDN:
Series PA 825, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	6,245	6,245
Series Putters 256, 2.05% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,545	4,545
Series ROC II R 4524, 1.81% (Liquidity Facility Citigroup, Inc.) (b)(e)	4,945	4,945
(#3 Proj.) Series 2003 D31, 1.52% (FSA Insured), VRDN (b)	4,365	4,365
Everett Gen. Oblig. 1.6%, LOC Bank of America NA, VRDN (b)	5,200	5,200
King County Gen. Oblig. Participating VRDN Series MS 1242, 2.05% (Liquidity Facility Morgan Stanley) (b)(e)	13,630	13,630
King County Pub. Hosp. District No. 1 Participating VRDN Series DB 614, 1.57% (Liquidity Facility Deutsche Bank AG) (b)(e)	3,925	3,925
Port of Tacoma Gen. Oblig. Participating VRDN Series MS 08 2321, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	8,728	8,728
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 1.55%, LOC Bank of America NA, VRDN (b)	11,650	11,650
Seattle Solid Waste Rev. Participating VRDN Series MS 06 2202, 2.05% (Liquidity Facility Morgan Stanley) (b)(e)	4,383	4,383
Seattle Wtr. Sys. Rev. Participating VRDN:
Series ROC II R 11144, 1.81% (Liquidity Facility Citibank NA) (b)(e)	11,795	11,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Seattle Wtr. Sys. Rev. Participating VRDN: - continued
Series SGA 90, 1.55% (Liquidity Facility Societe Generale) (b)(e)	$ 15,815	$ 15,815
Series Solar 06 2, 1.56% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	9,785	9,785
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 1.6%, LOC Bank of America NA, VRDN (b)	8,885	8,885
Snohomish County Pub. Util. District #1 Series A-1, 1.52% (FSA Insured), VRDN (b)	16,650	16,650
Spokane County School District #81 Participating VRDN Series ROC II R 4000, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(e)	3,515	3,515
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 1.58% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	38,570	38,570
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 1.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	37,230	37,230
Series GS 06 7T, 1.6% (Liquidity Facility Wells Fargo & Co.) (b)(e)	21,415	21,415
Series MS 00 388, 1.6% (Liquidity Facility Morgan Stanley) (b)(e)	12,145	12,145
Series PA 3863, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	7,590	7,590
Series Putters 2465, 1.6% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	5,800	5,800
Series ROC II R 10034, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(e)	44,815	44,815
Series ROC II R 10093, 1.55% (Liquidity Facility Citibank NA) (b)(e)	12,060	12,060
Series ROC II R 10094, 1.55% (Liquidity Facility Citibank NA) (b)(e)	22,020	22,020
Series ROC II R 11308, 1.57% (Liquidity Facility Citibank NA) (b)(e)	3,360	3,360
Series ROC II R 12002, 1.55% (Liquidity Facility Citigroup, Inc.) (b)(e)	18,590	18,590
Series ROC II R 12023, 1.56% (Liquidity Facility Citibank NA) (b)(e)	2,740	2,740
Series ROC II R 6090, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,745	7,745
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 1.55%, LOC Bank of America NA, VRDN (b)	18,000	18,000

	Principal Amount (000s)	Value (000s)
(Fred Hutchinson Cancer Research Ctr. Proj.) Series 2000, 1.57%, LOC KeyBank NA, VRDN (b)	$ 16,250	$ 16,250
(Seattle Cancer Care Alliance Proj.) Series 2005, 1.63%, LOC KeyBank NA, VRDN (b)	4,145	4,145
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 1.6%, LOC U.S. Bank NA, Minnesota, VRDN (b)	23,000	23,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Horizon House Proj.) 1.63%, LOC Bank of America NA, VRDN (b)	44,320	44,320
(Mirabella Proj.) Series A, 1.75%, LOC HSH Nordbank AG, VRDN (b)	20,175	20,175
Washington Hsg. Fin. Commission Nonprofit Rev. (Eastside Catholic School Proj.) Series B, 1.58%, LOC KeyBank NA, VRDN (b)	5,000	5,000
		513,456
West Virginia - 0.4%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Ohio Pwr. Co. -Sporn Proj.) Series 2008 C, 1.6%, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 1.45%, LOC Branch Banking & Trust Co., VRDN (b)	18,250	18,250
		43,250
Wisconsin - 2.9%
Milwaukee Gen. Oblig. RAN:
Series 2007 M6, 4.5% 9/4/08	53,800	53,879
Series 2008 R5, 3% 12/15/08	21,200	21,311
Univ. of Wisconsin Hosp. & Clinics Auth.:
Participating VRDN Series Merlots 00 RR, 1.76% (Liquidity Facility Wachovia Bank NA Charlotte ) (b)(e)	7,000	7,000
1.6% (FSA Insured), VRDN (b)	8,000	8,000
Wisconsin Gen. Oblig.:
Participating VRDN Series MS 1166, 1.55% (Liquidity Facility Morgan Stanley) (b)(e)	39,335	39,335
Series 2006 A, 1.7% 7/10/08, CP	19,000	19,000
Series 2008, 1.7% 8/6/08, CP	9,900	9,900
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 1.54% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	11,000	11,000
Series PT 543, 1.54% (Liquidity Facility Bank of New York, New York) (b)(e)	13,335	13,335
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Gundersen Lutheran Clinic Proj.):
Series 2003 B, 1.45% (FSA Insured), VRDN (b)	$ 15,000	$ 15,000
Series 2003 C, 1.45% (FSA Insured), VRDN (b)	9,000	9,000
Series 2008 A, 1.53%, LOC Wells Fargo Bank NA, VRDN (b)	10,000	10,000
(Oakwood Village Proj.) 1.54%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	21,645	21,645
(Riverview Hosp. Assoc. Proj.) Series 2001, 2.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,200	7,200
Wisconsin Petroleum Inspection Fee Rev. Series 2002, 2% 8/5/08, CP	16,300	16,300
Wisconsin Trans. Rev.:
Participating VRDN:
Series MS 06 1864, 1.59% (Liquidity Facility Rabobank Nederland) (b)(e)	7,514	7,514
Series ROC II R 7500, 1.6% (Liquidity Facility Citigroup, Inc.) (b)(e)	7,340	7,340
Series 1997 A, 1.95% 8/12/08 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	57,615	57,615
		334,374
	Shares
Other - 1.9%
Fidelity Tax-Free Cash Central Fund, 1.60% (a)(c)	215,302	$ 215,302
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $11,276,677)	11,276,677
NET OTHER ASSETS - 2.2%	257,726
NET ASSETS - 100%	$ 11,534,403
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,370,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota)	4/26/06	$ 4,855
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 1.56% (Liquidity Facility Dexia Cr. Local de France)	5/19/05	$ 13,955
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota)	8/2/06 - 8/30/07	$ 13,650
Goose Creek Independent School District Participating VRDN Series PZ 219, 1.57% (Liquidity Facility Wells Fargo & Co.)	3/15/07	$ 10,285
Ohio Wtr. Dev. Auth. Rev. Bonds Series DCL 08 046, 1.64%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France)	4/16/08	$ 5,625
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 937
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 11,276,677	$ 215,302	$ 11,061,375	$ -
Income Tax Information
At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $11,276,677,000.

Quarterly Report

Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Institutional Money Market Funds:

Treasury Only Portfolio

June 30, 2008

1.803305.104

TO-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 103.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 94.8%
10/2/08	1.91%	$ 150,000	$ 149,280
7/3/08 to 6/4/09	1.10 to 3.45	6,704,404	6,681,799
			6,831,079

U.S. Treasury Bonds - 4.9%
8/15/08	1.29 to 1.68	345,906	350,367
U.S. Treasury Notes - 4.2%
7/31/08 to 11/15/08	1.30 to 2.41	306,200	306,929
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $7,488,375)	7,488,375
NET OTHER ASSETS - (3.9)%	(281,065)
NET ASSETS - 100%	$ 7,207,310
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,488,375	$ -	$ 7,488,375	$ -
Income Tax Information
At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $7,488,375,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Institutional Money Market Funds:

Treasury Portfolio

June 30, 2008

1.803306.104

TRES-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 13.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 13.2%
7/17/08 to 6/4/09	1.10 to 2.37%	$ 3,092,680	$ 3,072,846
Repurchase Agreements - 86.9%
	Maturity Amount (000s)
In a joint trading account at:
1.34% dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 141,906	141,901
1.73% dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) #	19,630,080	19,629,139
With ING Financial Markets LLC At 2%, dated 6/26/08 due 7/9/08 (Collateralized by U.S. Treasury Obligations valued at $428,501,516, 7.88% - 8.75%, 8/15/20 - 2/15/21)	420,303	420,000
TOTAL REPURCHASE AGREEMENTS		20,191,040
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $23,263,886)	23,263,886
NET OTHER ASSETS - (0.1)%	(22,100)
NET ASSETS - 100%	$ 23,241,786
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$141,901,000 due 7/01/08 at 1.34%
Banc of America Securities LLC	$ 28,059
Barclays Capital, Inc.	39,528
Goldman, Sachs & Co.	74,314
$ 141,901
$19,629,139,000 due 7/01/08 at 1.73%
BNP Paribas Securities Corp.	$ 3,791,647
Barclays Capital, Inc.	842,588
Deutsche Bank Securities, Inc.	1,685,176
Dresdner Kleinwort Securities LLC	2,527,765
Fortis Securities LLC	1,895,823
ING Financial Markets LLC	4,212,941
J.P. Morgan Securities, Inc.	842,588
Lehman Brothers, Inc.	1,150,507
Merrill Lynch Government Securities, Inc.	2,680,104
$ 19,629,139
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 23,263,886	$ -	$ 23,263,886	$ -
Income Tax Information
At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $23,263,886,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2008